                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-2671

                             SCUDDER MUNICIPAL TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                        Boston, Massachusetts 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       11/30/2004

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Managed Municipal Bond Fund

Semiannual Report to Shareholders

November 30, 2004

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. This fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. A portion of the fund's returns may be subject to federal, state, local and alternative minimum tax. Finally, the fund may focus its investments in certain geographical regions, thereby increasing its vulnerability to developments in that region. This may result in greater share price volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary November 30, 2004

Classes A, B, C and Institutional

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

Returns during the 5- and 10-year periods shown for Class A, B and C shares and all periods shown for Institutional Class shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns and rankings may differ by share class.

A portion of the Fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class A, B and C shares for the periods prior to their inception on June 11, 2001 are derived from the historical performance of Class S shares of Scudder Managed Municipal Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance. After December 31, 2004, Class S shares are generally not available to new investors. See prospectus for details.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 11/30/04
Scudder Managed Municipal Bond Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A	3.37%	2.37%	5.09%	6.11%	6.69%
Class B	3.08%	1.71%	4.31%	5.31%	5.88%
Class C	2.98%	1.61%	4.26%	5.27%	5.85%
Lehman Brothers Municipal Bond Index+	4.30%	4.07%	5.68%	6.78%	7.16%
Scudder Managed Municipal Bond Fund	6-Month*	1-Year	Life of Class*
Institutional Class	3.53%	2.61%	4.10%
Lehman Brothers Municipal Bond Index+	4.30%	4.07%	4.78%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 11/30/04	$ 9.13	$ 9.13	$ 9.13	$ 9.14
5/31/04	$ 9.04	$ 9.04	$ 9.04	$ 9.05
Distribution Information: Six Months: Income Dividends as of 11/30/04	$ .21	$ .18	$ .18	$ .23
November Income Dividend	$ .0342	$ .0282	$ .0284	$ .0365
SEC 30-day Yield as of 11/30/04++	3.18%	2.53%	2.49%	3.61%
Tax Equivalent Yield as of 11/30/04++	4.89%	3.89%	3.83%	5.55%
Current Annualized Distribution Rate as of 11/30/04++	4.56%	3.76%	3.78%	4.86%

++ The SEC yield is net investment income per share earned over the month ended November 30, 2004, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 3.52% for Institutional Class had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as a percentage of net asset value on November 30, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical and will fluctuate.

Class A Lipper Rankings — General Municipal Debt Funds Category as of 11/30/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	237	of	294	81
3-Year	95	of	270	35

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Managed Municipal Bond Fund — Class A [] Lehman Brothers Municipal Bond Index+

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550. The growth of $10,000 is cumulative.

Comparative Results (Adjusted for Maximum Sales Charge) as of 11/30/04
Scudder Managed Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,776	$11,085	$12,849	$18,256
	Average annual total return	-2.24%	3.49%	5.14%	6.20%
Class B	Growth of $10,000	$9,878	$11,150	$12,854	$17,705
	Average annual total return	-1.22%	3.69%	5.15%	5.88%
Class C	Growth of $10,000	$10,161	$11,334	$12,929	$17,648
	Average annual total return	1.61%	4.26%	5.27%	5.85%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,407	$11,802	$13,884	$19,969
	Average annual total return	4.07%	5.68%	6.78%	7.16%
Scudder Managed Municipal Bond Fund		1-Year	Life of Class*
Institutional Class	Growth of $1,000,000	$1,026,100	$1,096,100
	Average annual total return	2.61%	4.10%
Lehman Brothers Municipal Bond Index+	Growth of $1,000,000	$1,040,700	$1,110,800
	Average annual total return	4.07%	4.78%

The growth of $10,000 and $1,000,000 are cumulative.

The minimum initial investment for Institutional Class is $1,000,000.

* Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.

+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class AARP and Class S

Class AARP has been created especially for members of AARP. After December 31, 2004, Class S shares will generally not be available to new investors. (For details see the Fund's prospectus and statement of additional information.)

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during each period shown for Class S reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns and rankings may differ by share class.

A portion of the Fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class AARP shares for the period prior to their inception on July 31, 2000 are derived from the historical performance of Class S shares of Scudder Managed Municipal Bond Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 11/30/04
Scudder Managed Municipal Bond Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class S	3.49%	2.63%	5.34%	6.35%	6.92%
Class AARP	3.50%	2.63%	5.34%	6.36%	6.92%
Lehman Brothers Municipal Bond Index+	4.30%	4.07%	5.68%	6.78%	7.16%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 11/30/04	$ 9.14	$ 9.14
5/31/04	$ 9.05	$ 9.05
Distribution Information: Six Months: Income Dividends as of 11/30/04	$ .22	$ .22
November Income Dividend	$ .0361	$ .0363
SEC 30-day Yield as of 11/30/04++	3.57%	3.57%
Tax Equivalent Yield as of 11/30/04++	5.49%	5.49%
Current Annualized Distribution Rate as of 11/30/04++	4.81%	4.83%

++ The SEC yield is net investment income per share earned over the month ended November 30, 2004, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as a percentage of net asset value on November 30, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical and will fluctuate.

Class S Lipper Rankings — General Municipal Debt Funds Category as of 11/30/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	211	of	294	72
3-Year	60	of	270	23
5-Year	51	of	234	22
10-Year	15	of	136	11

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder Managed Municipal Bond Fund — Class S [] Lehman Brothers Municipal Bond Index+

Yearly periods ended November 30
Comparative Results as of 11/30/04
Scudder Managed Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,263	$11,690	$13,604	$19,524
	Average annual total return	2.63%	5.34%	6.35%	6.92%
Class AARP	Growth of $10,000	$10,263	$11,690	$13,611	$19,533
	Average annual total return	2.63%	5.34%	6.36%	6.92%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,407	$11,802	$13,884	$19,969
	Average annual total return	4.07%	5.68%	6.78%	7.16%

The growth of $10,000 is cumulative.

+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended November 30, 2004.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2004
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Beginning Account Value 6/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/04	$ 1,033.70	$ 1,030.80	$ 1,029.80	$ 1,035.00	$ 1,034.90	$ 1,035.30
Expenses Paid per $1,000*	$ 3.97	$ 8.01	$ 7.84	$ 2.77	$ 2.79	$ 2.87
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Beginning Account Value 6/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/04	$ 1,021.16	$ 1,017.18	$ 1,017.34	$ 1,022.34	$ 1,022.32	$ 1,022.21
Expenses Paid per $1,000*	$ 3.95	$ 7.96	$ 7.79	$ 2.76	$ 2.77	$ 2.85

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Scudder Managed Municipal Bond Fund	.78%	1.57%	1.54%	.54%	.55%	.56%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

Philip G. Condon, Ashton P. Goodfield and Eleanor R. Brennan serve as co-lead portfolio managers of Scudder Managed Municipal Bond Fund. Matthew J. Caggiano is also a portfolio manager. In the following interview, Scudder's municipal bond team discusses the fund's performance for the period and the market environment for municipal bonds.

Q:  Will you describe the general market environment during the semiannual period ended November 30, 2004?

A:  Municipal bonds and the broad bond market, in general, delivered strong results for the six-month period ended November 30, 2004. The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, delivered total returns which account for changes to price and yield of 4.30% for the semiannual period ended November 30, 2004.1 The broad bond market, as measured by the Lehman Brothers Aggregate Bond Index, delivered total returns of 3.82% for the same period.2

1 The Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

2 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more.

Index returns assume reinvestment of all distributions and, unlike fund returns, do not reflect fees or expenses. It is not possible to invest directly into an index.

Municipal bond new issue supply was lower for the 11-month (calendar year-to-date) period ended November 30, 2004, versus the same period in 2003. Because of concerns about rising interest rates, municipal bond demand was low among mutual fund investors. However, overall demand was boosted as a result of strong demand from institutional investors, such as insurance companies. This combination of declining supply and solid demand helped municipal bonds outperform many taxable alternative. Supply and demand factors are important because they are one way a bond's price can be driven higher or lower. High demand or low supply can cause a bond's price to rise, while lessened demand or a flood of supply can cause a bond's price to decline. A bond's yield moves in the opposite direction of its price.

During the period, the Federal Reserve Board (the Fed) increased the federal funds rate, the benchmark for market interest rates, to 2.00% in four increments of 0.25%. However, slowing economic growth and rising oil prices helped keep yields in the bond market from rising as much as investors anticipated and caused yields to decline in many maturities. (A rise in interest rates causes the price of a bond in the market to fall. When new bonds become available at new, higher yields — and lower prices — investors have less of an incentive to buy older bonds, which are then more expensive. Therefore, for current bond holders, an environment in which rates and yields are lower or stable is more beneficial for the bond holdings.)

Overall, the municipal bond yield curve flattened during the period.3 Municipal bond yields with maturities of one and two years rose, while those with longer maturities, especially 15-year and 20-year bonds, declined. A flattening curve means that the difference in yields between longer-term and shorter-term maturities is decreasing, and investors have less incentive to tie their money up in longer-maturity bonds, which can be more sensitive to interest rate changes. The fund's portfolio managers track the movements of the yield curve and position the fund's investments based upon their expectations for future yield curve fluctuations, while also working to keep the fund's duration similar to that of its benchmark, the Lehman Brothers Municipal Bond Index.4

3 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as "steep," this is especially true) the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields.

4 Duration is a measure of bond price volatility. Duration can be defined as the approximate percentage change in price for a 100-basis-point (one single percentage point) change in market interest rate levels. A duration of 1.25, for example, means that the price of a bond or bond portfolio should rise by approximately 1.25% for a one-percentage-point drop in interest rates, and, that it should fall by 1.25% for a one-percentage-point rise in interest rates.

AAA Municipal bond yield curve (as of 5/31/04 and 11/30/04)

Source: Municipal Market Data

This chart is not intended to represent the yield of any Scudder fund.

Q:  How did Scudder Managed Municipal Bond Fund perform for the six-month period ended November 30, 2004?

A:  Scudder Managed Municipal Bond Fund posted strong absolute results in the period, but underperformed its benchmark and average Lipper peer. The fund delivered a total return of 3.37%, while its benchmark, the unmanaged Lehman Brothers Municipal Bond Index, returned 4.30%. The fund underperformed its average peer in the Lipper General Municipal Debt Funds category, which gained 3.81%.5 (Returns are for Class A shares, unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 3 through 8 for the performance of other share classes and more complete performance information.)

5 The Lipper General Municipal Debt Funds category includes funds that invest primarily in municipal debt issues in the top 4 credit ratings.

Q:  How was the fund positioned, and how did this positioning contribute to its performance for the semiannual period ended November 30, 2004?

A:  Strong individual credit selection helped deliver the fund's solid absolute returns. However, the fund's more defensive positioning in terms of the coupon, duration and credit quality of the bonds we chose caused the fund's relative results to lag somewhat. Generally, we held bonds with shorter maturities and higher relative credit quality which did not perform as well on a relative basis during the period. However, we are comfortable with this positioning and believe it will help the fund deliver attractive long-term results both on an absolute and relative basis.

Overall, we believe municipal bond valuations relative to Treasuries and agencies are attractive throughout the yield curve.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary November 30, 2004

Portfolio Composition	11/30/04	5/31/04

Revenue Bonds	57%	58%
General Obligation Bonds	22%	23%
US Government Secured	12%	10%
Lease Obligations	9%	9%
	100%	100%
Quality	11/30/04	5/31/04

AAA	72%	72%
AA	9%	10%
A	6%	4%
BBB	7%	8%
Not Rated	6%	6%
	100%	100%
Effective Maturity	11/30/04	5/31/04

0 < 5 years	15%	18%
5 < 10 years	52%	43%
10 < 15 years	22%	23%
Greater than 15 years	11%	16%
	100%	100%

Weighted average effective maturity: 9.55 years and 10.22 years, respectively.

Top Five State Allocations (% of total Investment Portfolio)	11/30/04	5/31/04

California	14%	13%
Illinois	12%	13%
Texas	9%	9%
New Jersey	7%	7%
New York	6%	7%

Portfolio composition, quality, effective maturity and top five state allocations are subject to change.

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

For more complete details about the Fund's investment portfolio, see page 17. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of November 30, 2004 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Investments 99.4%
Alabama 0.1%
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	4,186,920
Alaska 0.4%
Anchorage, AK, Core City General Obligation, 5.5%, 7/1/2021 (b)	3,860,000	4,241,600
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (b)	5,000,000	6,146,500
Anchorage, AK, State General Obligation:
5.5%, 7/1/2019 (b)	2,500,000	2,760,225
5.5%, 7/1/2020 (b)	2,500,000	2,760,575
North Slope Borough, AK, County General Obligation Lease, Series B, Zero Coupon, 6/30/2011 (b)	5,000,000	3,889,650
		19,798,550
Arizona 1.6%
Arizona, School District General Obligation, School Facilities Board Revenue:
Series B, 5.25%, 9/1/2017 (b)	6,500,000	7,062,120
5.5%, 7/1/2014	5,000,000	5,575,750
5.5%, 7/1/2015	3,000,000	3,344,520
5.5%, 7/1/2016	5,000,000	5,561,750
Arizona, Water & Sewer Revenue, Infrastructure Financing Authority:
Series A, Prerefunded, 5.375%, 10/1/2016	3,540,000	3,987,244
Series A, Prerefunded, 5.375%, 10/1/2017	2,280,000	2,568,055
Series A, Prerefunded, 5.375%, 10/1/2018	2,200,000	2,477,948
Mesa, AZ, Electric Revenue:
5.25%, 7/1/2016 (b)	7,500,000	8,388,075
5.25%, 7/1/2017 (b)	10,000,000	11,210,500
Phoenix, AZ, Transportation/Tolls Revenue, Series A, Zero Coupon, 7/1/2012 (b)	4,675,000	3,482,407
Phoenix, AZ, Water & Sewer Revenue, Civic Improvement Corp., Prerefunded, 6.0%, 7/1/2011 (b)	4,105,000	4,749,198
Scottsdale, AZ, Other General Obligation:
5.375%, 7/1/2014	2,680,000	3,001,091
5.375%, 7/1/2015	2,635,000	2,915,206
Tucson, AZ, Water & Sewer Revenue:
5.5%, 7/1/2015 (b)	1,430,000	1,600,785
5.5%, 7/1/2018 (b)	4,100,000	4,540,750
		70,465,399
Arkansas 1.0%
Arkansas, University Revenues, University of Arkansas, UAMS Campus:
Series B, 5.0%, 11/1/2025 (b)	1,140,000	1,177,324
Series B, 5.0%, 11/1/2026 (b)	2,000,000	2,054,240
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities Authority, Bernard's Regional Medical Center, Series A, 5.8%, 7/1/2012 (b)	4,025,000	4,300,833
North Little Rock, AR, Electric Revenue:
Series A, 6.5%, 7/1/2010 (b)	19,750,000	23,064,643
Series A, 6.5%, 7/1/2015 (b)	13,080,000	15,803,648
		46,400,688
California 14.0%
Alameda County, CA, County General Obligation Lease, Santa Rita Jail Project, ETM, 5.375%, 6/1/2009 (b)	5,000,000	5,340,150
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, 8.0%, 1/1/2019 (b)	960,000	1,258,089
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, 8.0%, 1/1/2019 (b)	1,080,000	1,337,861
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.25%, 5/1/2020	2,000,000	2,126,420
Series A, 5.375%, 5/1/2021	5,000,000	5,348,800
Series A, 5.375%, 5/1/2022	10,665,000	11,347,133
Series A, 5.875%, 5/1/2016	20,000,000	22,507,800
California, Electric Revenue, Department Water Supply, Inverse Floater, Series 309, 144A, 9.046%**, 5/1/2018 (b)	5,625,000	6,681,712
California, General Obligation, Economic Recovery, Inverse Floater:
Series R-278, 8.085%**, 7/1/2015 (b)	8,500,000	10,089,840
Series 926, 8.416%**, 7/1/2015	5,977,500	7,328,475
California, Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Series A-1, 6.625%, 6/1/2040	27,295,000	26,693,691
California, Higher Education Revenue, 5.25%, 11/1/2020 (b)	6,315,000	6,839,145
California, Higher Education Revenue, Marymount University, Zero Coupon, 10/1/2014 (b)	1,000,000	655,710
California, Housing Finance Agency Revenue, Home Mortgage, AMT, Series F, 1.7%*, 2/1/2033 (b)	2,760,000	2,760,000
California, Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.0%, 6/1/2025	2,500,000	2,529,825
California, Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,728,070
Series A, 5.5%, 6/1/2022	1,400,000	1,512,336
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	2,250,000	2,405,340
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.5%, 6/1/2043	9,950,000	10,315,563
Series B, 5.625%, 6/1/2038	37,265,000	39,138,684
Series 2003-A-1, 6.75%, 6/1/2039	47,520,000	47,535,207
California, State Agency General Obligation Lease, Series A, 6.3%, 12/1/2006 (b)	8,095,000	8,740,333
California, State General Obligation:
5.125%, 11/1/2024	5,000,000	5,169,750
5.25%, 2/1/2017	17,450,000	18,854,550
5.25%, 2/1/2021	12,000,000	12,732,240
5.5%, 3/1/2015 (b)	20,000,000	22,145,000
6.25%, 10/1/2007 (b)	4,000,000	4,427,200
6.25%, 4/1/2008 (b)	5,000,000	5,604,050
6.6%, 2/1/2009 (b)	15,600,000	17,950,608
California, State Revenue Lease, 5.25%, 12/1/2020 (b)	22,040,000	23,730,909
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.5%, 6/1/2020	5,000,000	5,434,250
Series C, 5.5%, 6/1/2021	2,500,000	2,705,500
California, State University Revenue:
Series A, 5.125%, 5/15/2017 (b)	10,000,000	10,819,100
Series A, 5.125%, 5/15/2018 (b)	5,000,000	5,390,900
Series A, 5.25%, 11/1/2021 (b)	4,000,000	4,311,320
California, Water & Sewer Revenue, Series W, 5.5%, 12/1/2015	3,390,000	3,792,224
Fairfield-Suisun, CA, Unified School District General Obligation, Election 2002, 5.0%, 8/1/2024 (b)	3,840,000	3,993,869
Foothill, CA:
Series A, ETM, Zero Coupon, 1/1/2015	11,000,000	7,193,890
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	2,928,650
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, ETM, Step-up Coupon, 0% to 1/1/2005, 7.05% to 1/1/2009	5,000,000	5,753,550
Series A, Prerefunded, Step-up Coupon, 0% to 1/1/2005, 7.1% to 1/1/2011	4,000,000	5,056,410
Series A, Prerefunded, Step-up Coupon, 0% to 1/1/2005, 7.1% to 1/1/2012	4,000,000	5,064,287
Series A, Prerefunded, Step-up Coupon, 0% to 1/1/2005, 7.15% to 1/1/2014	6,250,000	7,947,540
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	12,126,184
Series A, Prerefunded, 6.0%, 1/1/2016	20,400,000	23,406,348
Los Angeles County, CA, County General Obligation Lease:
Zero Coupon, 9/1/2007	4,030,000	3,702,683
Zero Coupon, 9/1/2009	5,425,000	4,567,091
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, AMT, Series C, 7.5%, 12/1/2024	2,500,000	2,430,800
Los Angeles, CA, General Obligation, Union School District, Series A, 5.375%, 7/1/2018 (b)	16,575,000	18,261,175
Los Angeles, CA, Higher Education Revenue, Unified School District, Inverse Floater:
Series PA-117, 144A, 8.56%**, 1/1/2011 (b)	1,375,000	1,607,031
8.56%**, 7/1/2019 (b)	5,000,000	5,881,550
Los Angeles, CA, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series B, 5.25%, 7/1/2018 (b)	7,470,000	8,091,205
Los Angeles, CA, School District General Obligation, Unified School District:
Series A, 5.0%, 7/1/2023 (b)	12,000,000	12,496,680
Series A, 5.0%, 7/1/2024 (b)	10,000,000	10,356,100
5.75%, 7/1/2015 (b)	2,000,000	2,326,820
5.75%, 7/1/2016 (b)	17,000,000	19,830,840
Los Angeles, CA, State General Obligation, Sanitation Distribution Financing Authority Revenue, Inverse Floater, Series 826, 144A, 8.09%**, 10/1/2021 (b)	10,000,000	11,166,800
Los Angeles, CA, Water & Power Revenue, Power Systems, Series A-2, 5.0%, 7/1/2018 (b)	4,000,000	4,271,640
Madera County, CA, Hospital & Healthcare Revenue, Valley Childrens Hospital, 6.5%, 3/15/2010 (b)	2,840,000	3,298,262
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014 (b)	4,235,000	2,787,435
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014 (b)	2,000,000	2,282,400
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015 (b)	1,000,000	622,980
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014 (b)	3,420,000	2,268,213
San Diego, CA, Water & Sewer Revenue:
5.632%, 4/25/2007 (b)	6,300,000	6,788,754
5.681%, 4/22/2009 (b)	4,500,000	5,033,205
San Francisco, CA, Sales & Special Tax Revenue, Bay Area Rapid Transit District, 6.75%, 7/1/2010 (b)	2,000,000	2,373,420
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013 (b)	3,895,000	4,425,382
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (b)	5,000,000	3,771,700
Series A, Zero Coupon, 1/15/2013 (b)	35,295,000	25,205,571
Series A, Zero Coupon, 1/15/2014 (b)	14,905,000	10,077,122
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015 (b)	2,000,000	1,245,960
Vallejo City, CA, General Obligation, Unified School District, Series A, 5.9%, 2/1/2022 (b)	3,905,000	4,634,142
		624,563,474
Colorado 2.6%
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	3,000,000	3,287,550
Colorado, Senior Care Revenue, Health Facilities Authority:
6.75%, 12/1/2015	1,750,000	1,828,540
6.75%, 12/1/2025	4,150,000	4,336,210
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (b)	11,295,000	7,437,080
Series B, Zero Coupon, 9/1/2015 (b)	21,500,000	13,393,855
Series B, Zero Coupon, 9/1/2017 (b)	8,000,000	4,418,240
Series B, Zero Coupon, 9/1/2018 (b)	20,560,000	10,722,657
Series B, Zero Coupon, 9/1/2019 (b)	36,500,000	17,973,695
Series B, Zero Coupon, 9/1/2020 (b)	7,000,000	3,250,170
Series B, Zero Coupon, 9/1/2034	15,200,000	1,707,416
Series A, 5.75%, 9/1/2014 (b)	14,700,000	17,036,418
Colorado, Transportation/Tolls Revenue, Public Highway Authority, Zero Coupon, 9/1/2016 (b)	5,000,000	2,933,150
Denver, CO, Airport Revenue, Inverse Floater, Rites-PA 762, AMT, 10.037%**, 11/15/2013 (b)	5,000,000	6,108,450
Denver, CO, School District General Obligation:
Series A, 6.5%, 6/1/2010	3,225,000	3,756,835
Series A, 6.5%, 12/1/2010	3,000,000	3,535,530
Douglas County, CO, School District General Obligation:
Series A, 6.5%, 12/15/2016 (b)	715,000	724,517
7.0%, 12/15/2013 (b)	2,500,000	3,124,225
Mesa County, CO, Residual Revenue, EMT, Zero Coupon, 12/1/2011	11,435,000	8,755,093
		114,329,631
Connecticut 1.2%
Connecticut, Sales & Special Tax Revenue:
Series II, Inverse Floater, 144A, 9.34%**, 10/1/2014 (b)	8,390,000	10,244,274
Series II, Inverse Floater, 144A, 9.34%**, 10/1/2015 (b)	2,000,000	2,408,840
Series II, Inverse Floater, 144A, 9.34%**, 10/1/2016 (b)	1,050,000	1,313,949
Series II, Inverse Floater, 144A, 9.34%**, 10/1/2017 (b)	830,000	1,038,645
Connecticut, State General Obligation:
Series A, 5.375%, 4/15/2016	2,805,000	3,063,144
Series A, 5.375%, 4/15/2017	4,870,000	5,301,920
Series A, 5.375%, 4/15/2018	4,000,000	4,341,440
Series A, 5.375%, 4/15/2019	10,075,000	10,894,904
Series C, 5.5%, 12/15/2014	5,000,000	5,725,100
5.5%, 12/15/2015	5,000,000	5,753,300
Series B, 5.5%, 6/15/2018	1,000,000	1,096,470
Series E, ETM, 6.0%, 3/15/2012	170,000	197,894
Greenwich, CT, Multi Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,597,575
		53,977,455
District of Columbia 0.7%
District of Columbia, Series A1, Prerefunded, 6.5%, 6/1/2010 (b)	1,175,000	1,364,915
District of Columbia, Core City General Obligation:
Series B2, 5.5%, 6/1/2008 (b)	3,225,000	3,523,184
Series B3, 5.5%, 6/1/2009 (b)	2,840,000	3,138,342
Series B3, 5.5%, 6/1/2012 (b)	1,050,000	1,181,250
Series A1, 6.5%, 6/1/2010 (b)	1,095,000	1,280,931
District of Columbia, Water & Sewer Revenue, Public Utility Revenue:
5.5%, 10/1/2023 (b)	5,000,000	5,667,950
Series 14, Inverse Floater, 144A, 10.49%**, 10/1/2012 (b)	1,970,000	2,668,050
Series 15, Inverse Floater, 144A, 10.49%**, 10/1/2013 (b)	3,565,000	4,835,031
Series 16, Inverse Floater, 144A, 10.49%**, 10/1/2014 (b)	2,750,000	3,804,597
Series 13, Inverse Floater, 144A, 10.49%**, 10/1/2016 (b)	1,210,000	1,619,174
		29,083,424
Florida 2.6%
Broward County, FL, Educational Facilities Authority Revenue, Nova Southeastern, Series C, 1.69%*, 4/1/2024, Bank of America NA (c)	7,300,000	7,300,000
Florida, Industrial Development Revenue, Capital Travel Agency, Seminole Tribe Convention, Series A, 10.0%, 10/1/2033	13,150,000	16,122,163
Florida, State General Obligation, Board of Public Education, Series D, 5.375%, 6/1/2016	5,765,000	6,352,511
Highlands County, FL, Hospital & Healthcare Revenue, Adventist Health Systems:
5.25%, 11/15/2028	5,300,000	5,369,059
Series A, 6.0%, 11/15/2031	7,000,000	7,505,610
Jacksonville, FL, Health Facilities Authority:
Prerefunded 10/1/2005, 11.5%, 10/1/2012	40,000	43,071
Prerefunded 10/1/2006, 11.5%, 10/1/2012	15,000	17,449
ETM, 11.5%, 10/1/2012	85,000	130,667
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2014 (b)	3,000,000	3,354,090
5.5%, 10/1/2015 (b)	4,730,000	5,409,133
5.5%, 10/1/2016 (b)	6,760,000	7,739,186
5.5%, 10/1/2018 (b)	5,470,000	6,287,875
Lee County, FL, Airport Revenue, AMT:
Series 14, Inverse Floater, 144A, 10.7%**, 10/1/2013 (b)	3,960,000	4,862,246
Series 14, Inverse Floater, 144A, 10.7%**, 10/1/2020 (b)	1,410,000	1,725,840
Series 14, Inverse Floater, 10.95%**, 10/1/2015 (b)	1,500,000	1,855,335
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (b)	2,195,000	1,391,872
Series A, Zero Coupon, 10/1/2022 (b)	7,000,000	2,736,790
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (b)	710,000	868,827
Orange County, FL, Hospital & Healthcare Revenue, Health Facilities Authority, Orlando Regional Healthcare:
Series A, 6.25%, 10/1/2016 (b)	290,000	350,111
Series C, 6.25%, 10/1/2021 (b)	6,000,000	7,273,740
Orlando, FL, Electric Revenue, Community Utilities, 6.75%, 10/1/2017	3,500,000	4,329,080
Palm Beach County, FL, Airport Revenue:
5.75%, 10/1/2012 (b)	5,000,000	5,726,200
5.75%, 10/1/2013 (b)	5,000,000	5,752,050
Pinellas County, FL, Health Facilities Authority Revenue, Pooled Hospital Loan Program, 1.67%*, 12/1/2015 (b)	2,600,000	2,600,000
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (b)	10,000,000	11,402,800
		116,505,705
Georgia 1.8%
Atlanta, GA, Airport Revenue AMT:
Series B, 5.75%, 1/1/2010 (b)	4,240,000	4,694,358
Series B, 5.75%, 1/1/2011 (b)	1,590,000	1,756,505
Series C, 6.0%, 1/1/2011 (b)	7,375,000	8,228,509
Series C, 6.125%, 1/1/2012 (b)	7,735,000	8,606,502
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (b)	13,000,000	14,944,930
Cobb County, GA, Hospital & Healthcare Revenue, Series A, 5.625%, 4/1/2011 (b)	2,305,000	2,606,241
Fulton County, GA, Single Family Housing Revenue:
Series A, AMT, 6.55%, 3/1/2018	30,000	30,255
Series A, AMT, 6.6%, 3/1/2028	450,000	456,547
Georgia, Electric Revenue, Inverse Floater, Rites-PA 786, 10.817%**, 1/1/2016	4,600,000	6,531,540
Georgia, Electric Revenue, Municipal Electric Authority Power Revenue:
Series Y, Prerefunded, ETM, 6.4%, 1/1/2013 (b)	195,000	229,634
Series Y, 6.4%, 1/1/2013 (b)	3,305,000	3,868,668
Series V, 6.5%, 1/1/2012 (b)	5,000,000	5,733,900
Series X, 6.5%, 1/1/2012 (b)	3,500,000	4,001,270
Series W, 6.6%, 1/1/2018 (b)	11,270,000	13,770,587
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018 (b)	200,000	246,364
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (b)	3,000,000	3,337,440
		79,043,250
Hawaii 0.2%
Hawaii, Airport Revenue, AMT, Series B, 6.5%, 7/1/2013 (b)	6,680,000	7,628,493
Hawaii, State General Obligation, Series CU, Prerefunded, 5.875%, 10/1/2014 (b)	1,500,000	1,717,140
		9,345,633
Illinois 12.1%
Chicago, IL, Central Station Project, Series A, Prerefunded, 8.9%, 1/1/2011	1,140,000	1,144,172
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017 (b)	20,000,000	11,393,800
Series B, 5.0%, 1/1/2011 (b)	1,620,000	1,768,360
Series B, 5.125%, 1/1/2015 (b)	9,550,000	10,484,085
Series A, 5.375%, 1/1/2013 (b)	15,410,000	17,046,080
6.25%, 1/1/2011 (b)	3,000,000	3,474,420
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (b)	5,000,000	5,585,900
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (b)	11,025,000	12,956,470
Series A, 6.0%, 1/1/2020 (b)	46,340,000	55,330,423
Series A, 6.25%, 1/1/2009 (b)	6,735,000	7,602,468
Series A, 6.25%, 1/1/2011 (b)	10,000,000	11,581,400
Series A, 6.25%, 1/1/2015 (b)	28,725,000	33,744,694
Chicago, IL, School District General Obligation Lease, Public Housing Revenue:
Series A, 5.25%, 12/1/2008 (b)	2,655,000	2,905,074
Series A, 5.25%, 12/1/2009 (b)	10,420,000	11,491,905
Series A, 5.25%, 12/1/2011 (b)	9,705,000	10,804,577
Chicago, IL, School District General Obligation, Board of Education:
Series B, Zero Coupon, 12/1/2009 (b)	7,615,000	6,426,755
Series A, Zero Coupon, 12/1/2014 (b)	2,000,000	1,296,860
6.0%, 12/1/2016 (b)	5,000,000	5,460,600
Chicago, IL, School District Revenue Lease, Board of Education:
Series A, 6.25%, 1/1/2010 (b)	11,550,000	13,211,468
6.25%, 12/1/2011 (b)	1,600,000	1,876,928
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (b)	6,350,000	4,626,038
Zero Coupon, 11/1/2018 (b)	5,165,000	2,679,086
5.375%, 1/1/2013 (b)	3,215,000	3,587,104
Cook & Dupage Counties, IL, School District General Obligation, Zero Coupon, 12/1/2009 (b)	2,860,000	2,416,099
Cook County, IL, County General Obligation, 6.5%, 11/15/2014 (b)	18,560,000	22,611,648
Cook County, IL, County General Obligation, Inverse Floater, Rites-PA 591, 11.678%**, 11/15/2013	10,610,000	14,970,180
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue:
Zero Coupon, 5/15/2006	4,500,000	4,268,160
Zero Coupon, 5/15/2007	15,460,000	14,151,466
Illinois, Airport Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 6/15/2011 (b)	895,000	697,849
Illinois, Health Facilities Authority, ETM, 7.0%, 2/15/2009	3,570,000	3,910,400
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (b)	3,300,000	2,098,734
Illinois, Hospital & Healthcare Revenue, Adventist Health System, 5.5%, 11/15/2020	10,000,000	10,482,700
Illinois, Hospital & Healthcare Revenue, Development Finance Authority, Adventist Health System, 5.5%, 11/15/2029	5,475,000	5,629,231
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,039,620
6.0%, 8/15/2007 (b)	1,460,000	1,587,385
6.0%, 8/15/2008 (b)	1,550,000	1,719,787
6.0%, 8/15/2009 (b)	1,640,000	1,843,786
6.25%, 8/15/2013 (b)	3,400,000	3,989,866
Series A, 6.25%, 1/1/2015 (b)	17,000,000	19,615,280
6.4%, 6/1/2008 (b)	1,350,000	1,509,165
Illinois, Metropolitan Pier and Exposition Authority, Series A, ETM, Zero Coupon, 6/15/2011 (b)	2,900,000	2,264,088
Illinois, Pollution Control Revenue, Commonwealth Edison Co. Project, Series D, 6.75%, 3/1/2015 (b)	16,780,000	17,292,461
Illinois, Pollution Control Revenue, Development Finance Authority Pollution Control, 5.85%, 1/15/2014 (b)	5,000,000	5,708,900
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (b)	17,975,000	12,190,285
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (b)	10,000,000	5,936,200
Illinois, Sales & Special Tax Revenue:
6.0%, 6/15/2010	3,500,000	3,991,890
6.25%, 12/15/2011 (b)	3,000,000	3,520,920
6.25%, 12/15/2020 (b)	6,975,000	8,456,629
Series A, 6.5%, 12/15/2007 (b)	4,765,000	5,307,114
Series A, 6.5%, 12/15/2008 (b)	5,255,000	5,993,906
Series P, 6.5%, 6/15/2013	2,100,000	2,452,317
Illinois, Sales & Special Tax Revenue, Development Finance Authority, 7.5%, 11/15/2013	1,250,000	1,280,413
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (b)	7,565,000	5,317,514
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018 (b)	6,660,000	3,441,289
Illinois, State General Obligation, 5.5%, 5/1/2016 (b)	2,500,000	2,837,300
Illinois, Transportation/Tolls Revenue, Inverse Floater, Rites-PA 584, Regional Transportation Authority, 11.921%**, 11/1/2021	12,900,000	19,592,778
Illinois, Water & Sewer Revenue, Northwest Suburban Municipal Joint Action Water Agency, 6.45%, 5/1/2007 (b)	2,575,000	2,814,964
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (b)	2,500,000	2,907,575
Kane Cook & Du Page County, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2011 (b)	1,040,000	827,060
Series B, Zero Coupon, 1/1/2012 (b)	1,300,000	982,566
Series B, Zero Coupon, 1/1/2013 (b)	4,595,000	3,296,407
Kane County, IL, School District General Obligation, Aurora West Side, Series A, 6.5%, 2/1/2010 (b)	1,775,000	2,050,658
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017 (b)	1,885,000	2,296,119
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (b)	5,880,000	4,033,798
Series B, Zero Coupon, 12/1/2014 (b)	5,985,000	3,880,853
Northern, IL, Higher Education Revenue, University, Auxiliary Facilities System:
Zero Coupon, 10/1/2005 (b)	1,865,000	1,831,187
Zero Coupon, 10/1/2007 (b)	1,865,000	1,725,983
Oak Lawn, IL, Water & Sewer Revenue:
Zero Coupon, 10/1/2005 (b)	1,295,000	1,272,312
Zero Coupon, 10/1/2006 (b)	1,295,000	1,235,572
Rosemont, IL, Capital Appreciation Tax:
ETM, Series 3, Zero Coupon, 12/1/2004 (b)	4,745,000	4,744,715
Series 3, Zero Coupon, 12/1/2004	1,255,000	1,254,925
ETM, Series 3, Zero Coupon, 12/1/2005 (b)	5,575,000	5,453,632
Series 3, Zero Coupon, 12/1/2005	1,485,000	1,452,583
ETM, Series 3, Zero Coupon, 12/1/2007 (b)	2,100,000	1,935,801
Series 3, Zero Coupon, 12/1/2007	555,000	511,299
Rosemont, IL, Other General Obligation, Tax Increment, Zero Coupon, 12/1/2005 (b)	4,455,000	4,357,747
Skokie, IL, Other General Obligation, Park District, Series B, Zero Coupon, 12/1/2011 (b)	3,000,000	2,293,770
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	1,800,000	1,839,276
Will County, IL, Community Unit School District No. 201-U, ETM, Zero Coupon, 12/15/2006 (b)	3,725,000	3,539,272
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011 (b)	4,145,000	3,164,873
Series B, Zero Coupon, 12/1/2012 (b)	2,480,000	1,798,149
Series B, Zero Coupon, 12/1/2013 (b)	12,030,000	8,264,490
Series B, Zero Coupon, 12/1/2014 (b)	10,255,000	6,662,673
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, Zero Coupon, 11/1/2015 (b)	8,000,000	4,923,600
Winnebago County, IL, School District General Obligation, District No. 122 Harlem-Loves:
6.55%, 6/1/2009 (b)	1,675,000	1,922,716
6.55%, 6/1/2010 (b)	1,825,000	2,126,326
		540,004,928
Indiana 1.5%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (b)	10,160,000	11,516,462
Series B, 6.0%, 1/1/2012 (b)	1,750,000	2,017,067
Indiana, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2010 (b)	1,035,000	1,176,184
Indiana, Higher Education Revenue, Series H, Zero Coupon, 8/1/2006 (b)	6,000,000	5,759,340
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	1,844,430
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,660,000	5,110,156
Prerefunded, ETM, 6.0%, 7/1/2005 (b)	1,535,000	1,570,059
ETM, 6.0%, 7/1/2005 (b)	485,000	496,068
Prerefunded, ETM, 6.0%, 7/1/2006 (b)	1,630,000	1,723,757
ETM, 6.0%, 7/1/2006 (b)	515,000	544,170
Prerefunded, ETM, 6.0%, 7/1/2007 (b)	1,725,000	1,878,180
ETM, 6.0%, 7/1/2007 (b)	545,000	591,897
Prerefunded, ETM, 6.0%, 7/1/2008 (b)	945,000	1,050,367
ETM, 6.0%, 7/1/2008 (b)	300,000	332,637
Prerefunded, ETM, 6.0%, 7/1/2009 (b)	980,000	1,103,500
ETM, 6.0%, 7/1/2009 (b)	310,000	348,570
ETM, 6.0%, 7/1/2010 (b)	325,000	368,888
Prerefunded, ETM, 6.0%, 7/1/2011 (b)	1,100,000	1,262,217
ETM, 6.0%, 7/1/2011 (b)	345,000	395,656
Prerefunded, ETM, 6.0%, 7/1/2012 (b)	1,165,000	1,347,031
ETM, 6.0%, 7/1/2012 (b)	370,000	425,830
Prerefunded, ETM, 6.0%, 7/1/2013 (b)	1,230,000	1,432,987
ETM, 6.0%, 7/1/2013 (b)	390,000	451,105
Prerefunded, ETM, 6.0%, 7/1/2014 (b)	1,310,000	1,534,521
ETM, 6.0%, 7/1/2014 (b)	410,000	476,695
Prerefunded, ETM, 6.0%, 7/1/2015 (b)	1,385,000	1,630,616
ETM, 6.0%, 7/1/2015 (b)	440,000	511,399
Prerefunded, ETM, 6.0%, 7/1/2016 (b)	1,470,000	1,742,671
ETM, 6.0%, 7/1/2016 (b)	465,000	541,841
Prerefunded, ETM, 6.0%, 7/1/2017 (b)	1,560,000	1,855,027
ETM, 6.0%, 7/1/2017 (b)	490,000	573,163
Prerefunded, ETM, 6.0%, 7/1/2018 (b)	1,655,000	1,973,306
ETM, 6.0%, 7/1/2018 (b)	520,000	609,929
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	3,120,000	3,906,646
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (b)	4,550,000	5,209,113
Series A, ETM, 7.25%, 6/1/2015	880,000	1,056,959
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, 5.75%, 6/1/2012 (b)	450,000	510,241
Merrillville, IN, School District Revenue Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (b)	4,000,000	3,175,200
		68,053,885
Iowa 0.6%
Iowa, Project Revenue:
5.5%, 2/15/2015 (b)	10,530,000	11,970,293
5.5%, 2/15/2016 (b)	6,645,000	7,566,861
5.5%, 2/15/2020 (b)	8,000,000	9,164,480
		28,701,634
Kansas 0.7%
Johnson County, KS, School District General Obligation, Series B, 5.5%, 9/1/2015 (b)	1,860,000	2,132,434
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 5/1/2014	2,000,000	2,283,200
Series II, 5.5%, 11/1/2015	1,000,000	1,141,610
Series II, 5.5%, 11/1/2017	1,000,000	1,145,250
Kansas, Transportation/Tolls Revenue, Development Financing Authority, Series A, Prerefunded, 5.75%, 9/1/2013	8,235,000	9,364,677
Kansas City, KS, Electric Revenue, Utility Systems Revenue, Zero Coupon, 9/1/2006 (b)	1,375,000	1,319,601
Overland Park, KS, Industrial Development Revenue, Development Corp., Series A, 7.375%, 1/1/2032	12,000,000	12,223,560
Saline County, KS, School District General Obligation, 5.5%, 9/1/2017 (b)	3,240,000	3,603,885
		33,214,217
Kentucky 2.0%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority:
Series C, Step-up Coupon, 0% to 10/1/2005, 5.6% to 10/1/2012 (b)	13,670,000	12,296,498
Series C, Step-up Coupon, 0% to 10/1/2005, 5.7% to 10/1/2013 (b)	8,245,000	9,999,783
Series C, Step-up Coupon, 0% to 10/1/2005, 5.8% to 10/1/2014 (b)	5,130,000	6,281,185
Series C, Step-up Coupon, 0% to 10/1/2005, 5.8% to 10/1/2015 (b)	5,235,000	6,376,671
Series C, Step-up Coupon, 0% to 10/1/2005, 5.9% to 10/1/2016 (b)	6,500,000	7,962,265
Kentucky, Project Revenue:
5.5%, 8/1/2017 (b)	6,770,000	7,774,871
5.5%, 8/1/2018 (b)	5,000,000	5,752,200
5.5%, 8/1/2019 (b)	6,870,000	7,909,706
5.5%, 8/1/2020 (b)	4,320,000	4,973,184
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 69:
Series A, Prerefunded, 5.375%, 8/1/2016 (b)	2,905,000	3,265,859
Series A, 5.375%, 8/1/2016 (b)	2,095,000	2,301,902
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 71:
5.5%, 8/1/2014	4,250,000	4,836,500
5.5%, 8/1/2015	4,000,000	4,540,920
Kentucky, State Revenue Lease, Property and Buildings Project No. 68, Prerefunded, 5.75%, 10/1/2015	5,375,000	6,119,061
		90,390,605
Louisiana 0.4%
Jefferson, LA, Sales & Special Tax Revenue:
5.75%, 12/1/2015 (b)	2,335,000	2,661,363
5.75%, 12/1/2016 (b)	2,465,000	2,808,424
5.75%, 12/1/2017 (b)	2,610,000	2,971,120
5.75%, 12/1/2018 (b)	2,760,000	3,138,175
Louisiana, Public Facilities Authority, Centenary College Louisiana Project:
Prerefunded, 5.75%, 2/1/2012	1,000,000	1,103,060
Prerefunded, 5.9%, 2/1/2017	1,000,000	1,107,400
New Orleans, LA, Other General Obligation, Zero Coupon, 9/1/2005 (b)	2,500,000	2,459,575
Orleans, LA, Sales & Special Tax Revenue, Levee, District Improvement Project, 5.95%, 11/1/2014 (b)	1,365,000	1,456,332
		17,705,449
Maine 0.1%
Maine, Transportation/Tolls Revenue, Turnpike Authority, 5.625%, 7/1/2017 (b)	4,350,000	4,944,732
Maryland 1.2%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (b)	3,100,000	3,594,729
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	4,000,000	4,502,800
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.75%, 12/1/2031	37,000,000	38,487,770
Northeast, MD, Resource Recovery Revenue, Waste Disposal Authority:
7.2%, 1/1/2006 (b)	4,940,000	5,011,037
7.2%, 1/1/2007 (b)	3,390,000	3,438,748
		55,035,084
Massachusetts 5.6%
Massachusetts, Airport Revenue, Port Authority, AMT, Series B, 5.5%, 7/1/2012 (b)	3,025,000	3,280,068
Massachusetts, Airport Revenue, Port Authority, Delta Air Lines, Inc. Project, AMT, Series A, 5.5%, 1/1/2017 (b)	4,000,000	4,221,600
Massachusetts, Higher Education Revenue, 5.5%, 7/1/2022	9,000,000	10,365,030
Massachusetts, Higher Education Revenue, Building Authority Project:
Series 2, 5.5%, 11/1/2017 (b)	1,105,000	1,218,163
Series 2, 5.5%, 11/1/2018 (b)	1,400,000	1,543,374
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	7,013,160
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series I-1, 5.2%, 1/1/2028	10,500,000	11,397,645
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (b)	1,000,000	1,138,080
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,950,000	4,798,481
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	1,355,000	1,958,761
Massachusetts, Port Authority Revenue, AMT, Port Authority, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2018 (b)	5,000,000	5,246,150
Massachusetts, Project Revenue, 9.2%, 12/15/2031	17,000,000	19,578,560
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	3,000,000	3,466,080
Massachusetts, Resource Recovery Revenue, Development Finance Agency, Resource Recovery, Series 563, Inverse Floater, 9.35%**, 1/1/2016 (b)	3,375,000	4,087,429
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	27,680,000	18,040,440
Massachusetts, State General Obligation, Central Artery Project, Series A, 1.68%*, 12/1/2030	200,000	200,000
Massachusetts, State General Obligation, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	4,969,607
Massachusetts, State General Obligation, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (b)	4,000,000	4,546,000
Series D, 5.5%, 11/1/2019 (b)	7,500,000	8,541,150
Series D, 5.5%, 11/1/2020 (b)	2,000,000	2,280,760
Massachusetts, State General Obligation, Inverse Floater, Rites-PA 793, 144A, 9.621%**, 10/1/2008	6,095,000	7,657,697
Massachusetts, State General Obligation, Transportation Authority:
Series A, 5.875%, 3/1/2015	10,075,000	11,688,108
Series B, 6.2%, 3/1/2016	17,450,000	20,685,579
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (b)	10,000,000	5,521,900
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (b)	34,315,000	39,289,989
Series J, 5.5%, 8/1/2021 (b)	5,685,000	6,508,813
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 6.0%, 12/1/2011	10,000,000	11,608,800
Series A, 6.5%, 7/15/2009	2,625,000	3,022,556
Series A, 6.5%, 7/15/2019	13,710,000	16,652,166
Massachusetts, Water Pollution Abatement Treatment, Pool Program Bonds, Series 10, 5.0%, 8/1/2029	7,215,000	7,333,470
		247,859,616
Michigan 2.2%
Detroit, MI, Core City General Obligation:
Series B, 6.0%, 4/1/2016 (b)	2,865,000	3,295,667
Series B, 6.25%, 4/1/2010	3,410,000	3,473,051
Detroit, MI, School District General Obligation:
Series C, 5.25%, 5/1/2014 (b)	1,000,000	1,115,980
Series A, 5.5%, 5/1/2015 (b)	6,675,000	7,433,948
Series A, 5.5%, 5/1/2017 (b)	3,295,000	3,653,430
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016 (b)	2,760,000	3,032,467
Series A-1, 5.375%, 4/1/2018 (b)	3,000,000	3,277,230
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (b)	8,710,000	5,489,303
Grand Rapids, MI, Water & Sewer Revenue, Water Supply, 5.75%, 1/1/2016 (b)	2,955,000	3,314,801
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (b)	11,000,000	12,206,040
Michigan, Hospital & Healthcare Revenue, Finance Authority, Series A, Prerefunded, 6.0%, 11/15/2013 (b)	10,000,000	11,466,200
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	1,225,000	1,281,264
Michigan, Sales & Special Tax Revenue, State Trunk Line:
Series A, 5.5%, 11/1/2014 (b)	4,055,000	4,577,325
Series A, Prerefunded, 5.5%, 11/1/2016 (b)	9,545,000	10,774,491
Series A, 5.5%, 11/1/2017	7,000,000	8,039,640
Michigan, State Agency General Obligation Lease, Building Authority, Inverse Floater, Series B, 144A, 9.096%**, 4/15/2009	2,500,000	3,070,600
Michigan, State Agency General Obligation Lease, Inverse Floater, Rites-PA 889R, Series A, 9.096%**, 4/15/2009	4,155,000	5,139,777
Michigan, State General Obligation, 5.5%, 12/1/2015	5,875,000	6,752,020
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	2,090,000	2,247,314
		99,640,548
Minnesota 0.3%
New Hope, MN, Hospital & Healthcare Revenue, Masonic Home North Ridge, 5.9%, 3/1/2019	1,335,000	1,365,424
University of Minnesota, Higher Education Revenue:
Series A, 5.75%, 7/1/2017	3,240,000	3,794,558
Series A, 5.75%, 7/1/2018	6,760,000	7,939,891
		13,099,873
Mississippi 0.2%
Jones County, MS, Hospital & Healthcare Revenue, South Central Regional Medical Center, 5.5%, 12/1/2017	1,375,000	1,385,794
Mississippi, State General Obligation, 5.5%, 12/1/2015	6,000,000	6,884,040
		8,269,834
Missouri 2.3%
Missouri, Hospital & Healthcare Revenue:
Series AA, 6.35%, 6/1/2008 (b)	8,125,000	9,109,263
Series AA, 6.4%, 6/1/2009 (b)	8,640,000	9,876,902
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	11,400,000	13,076,256
Missouri, Senior Care Revenue, Health & Educational Facilities Authority, 5.75%, 2/1/2017	3,250,000	3,373,143
Missouri, Transportation/Tolls Revenue:
Series A, 5.625%, 2/1/2014	2,000,000	2,235,060
Series A, 5.625%, 2/1/2016	3,125,000	3,475,781
Missouri, Water & Sewer Revenue, Clarence Cannon Wholesale, 6.0%, 5/15/2020	10,000,000	10,148,700
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy Resource Authority:
Series C, 5.375%, 7/1/2016	3,585,000	4,072,237
Series C, 5.375%, 7/1/2017	4,305,000	4,897,196
Series C, 5.375%, 7/1/2018	3,250,000	3,701,945
Series B, 5.5%, 7/1/2014	3,000,000	3,431,070
Series B, 5.5%, 7/1/2015	3,500,000	3,989,930
Series B, 5.5%, 7/1/2016	5,065,000	5,781,444
St. Louis, MO, Airport Revenue, Series A, 5.625%, 7/1/2017 (b)	6,000,000	6,680,940
St. Louis, MO, County General Obligation, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2016 (b)	6,895,000	4,059,155
St. Louis, MO, Industrial Development Revenue, St. Louis Convention Center, AMT:
Series A, 6.875%, 12/15/2020	2,500,000	1,998,575
Series A, 7.25%, 12/15/2035	5,000,000	4,039,650
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	5,140,000	5,977,769
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (b)	4,200,000	2,624,160
		102,549,176
Montana 0.1%
Montana, Higher Education Revenue, Series F, 6.0%, 5/15/2019 (b)	5,000,000	5,711,750
Nebraska 0.4%
Omaha, NE, Core City General Obligation, Series A, ETM, 6.5%, 12/1/2018	1,000,000	1,265,440
Omaha, NE, Public Power District, Electric Revenue, Series B, ETM, 6.2%, 2/1/2017	4,700,000	5,597,559
Omaha, NE, School District General Obligation, ETM:
Series A, 6.5%, 12/1/2015	1,480,000	1,840,380
Series A, 6.5%, 12/1/2016	1,000,000	1,252,250
Series A, 6.5%, 12/1/2017	4,000,000	5,036,440
Scotts Bluff County, Hospital & Healthcare Revenue, 6.45%, 12/15/2004	450,000	450,761
		15,442,830
Nevada 0.9%
Clark County, NV, Airport Revenue, Airport Jet Aviation Fuel, AMT:
Series C, 5.375%, 7/1/2018 (b)	1,500,000	1,595,310
Series C, 5.375%, 7/1/2019 (b)	1,100,000	1,167,474
Series C, 5.375%, 7/1/2020 (b)	1,100,000	1,162,656
Henderson, NV, Hospital & Healthcare Revenue, Catholic Healthcare West, 5.375%, 7/1/2026	15,000,000	15,099,900
Las Vegas, NV, Transportation/Tolls Revenue, Monorail Department Business and Industry:
Zero Coupon, 1/1/2013 (b)	5,000,000	3,550,200
7.375%, 1/1/2040	15,000,000	15,295,350
		37,870,890
New Hampshire 0.2%
New Hampshire, Senior Care Revenue, Havenwood Heritage Heights, 7.35%, 1/1/2018	2,500,000	2,592,750
New Hampshire, Senior Care Revenue, Higher Education Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025	4,000,000	4,126,720
		6,719,470
New Jersey 7.4%
Atlantic City, NJ, School District General Obligation, Board of Education, 6.1%, 12/1/2014 (b)	4,500,000	5,365,755
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	3,012,510
5.75%, 6/15/2034	2,455,000	2,507,881
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (b)	7,140,000	7,486,076
Series A, 5.0%, 7/1/2023 (b)	8,845,000	9,231,438
New Jersey, Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, AMT, 6.4%, 9/15/2023	7,500,000	6,018,675
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023 (b) (d)	5,000,000	5,448,250
New Jersey, Highway Authority Revenue, Garden State Parkway:
ETM, 6.5%, 1/1/2011	3,006,000	3,321,149
Inverse Floater, Series 247, ETM, 9.085%**, 1/1/2013 (b)	14,935,000	19,099,923
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	1,008,210
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	9,690,000	9,203,465
New Jersey, Senior Care Revenue, Economic Development Authority, United Methodist Homes, 5.5%, 7/1/2019	4,000,000	3,954,400
New Jersey, Special Assessment Revenue, 6.75%, 6/1/2039	35,480,000	35,456,228
New Jersey, State Agency General Obligation Lease, Transportation Trust Fund Authority, Series A, 5.625%, 6/15/2014	3,555,000	4,041,466
New Jersey, State Agency Revenue, Transportation Trust Fund Authority, Residual Certificates, Inverse Floater, Series 224, 144A, 9.58%**, 6/15/2016	11,000,000	14,320,240
New Jersey, State General Obligation:
5.25%, 7/1/2016	5,000,000	5,567,450
Series H, 5.25%, 7/1/2017	14,665,000	16,332,704
New Jersey, State Revenue Lease, Transportation Trust Fund Authority, Inverse Floater, Rites-PA 785, 144A, 10.087%**, 9/15/2015 (b)	5,190,000	6,750,374
New Jersey, Tobacco Settlement Filing Corp., 6.25%, 6/1/2043	28,000,000	26,159,000
New Jersey, Transportation Trust Fund Authority, Transportation System, Series C, 5.5%, 6/15/2023	15,000,000	16,236,150
New Jersey, Transportation/Tolls Revenue:
Series C, 5.5%, 12/15/2015 (b)	5,000,000	5,666,450
Series A, 5.75%, 6/15/2017	8,000,000	9,211,920
New Jersey, Transportation/Tolls Revenue, Economic Development Authority, Series A, Prerefunded, 5.875%, 5/1/2014 (b)	5,000,000	5,622,200
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants, Series B, 5.75%, 9/15/2013 (b)	11,000,000	12,515,250
New Jersey, Transportation/Tolls Revenue, Turnpike Authority:
Inverse Floater, Rites-PA 613, 144A, 11.067%**, 1/1/2011 (b)	21,170,000	30,110,091
Inverse Floater, Rites-PA 614, 144A, 11.067%**, 1/1/2016 (b)	3,830,000	5,447,409
New Jersey, Turnpike Authority, Turnpike Revenue:
Series C, Prerefunded, ETM, 6.5%, 1/1/2016 (b)	38,720,000	46,539,504
Series C, 6.5%, 1/1/2016 (b)	10,750,000	13,019,863
		328,654,031
New Mexico 0.2%
Albuquerque, NM, Hospital and Healthcare Revenue, Southwest Community Health Services, Prerefunded, 10.125%, 8/1/2012	3,135,000	3,775,762
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, Series E2, AMT, 6.8%, 3/1/2031	4,765,000	5,141,054
		8,916,816
New York 6.3%
Monroe County, NY, Airport Revenue:
Inverse Floater, Rites-PA 585A, AMT, 9.571%**, 1/1/2014	2,005,000	2,488,004
Inverse Floater, Rites-PA 585B, AMT, 9.586%**, 7/1/2011	2,515,000	3,148,252
Inverse Floater, Rites-PA 585C, AMT, 9.822%**, 7/1/2012	1,915,000	2,438,714
Nassau County, NY, Sales & Special Tax Revenue, Interim Finance Authority:
Series A, Prerefunded, 5.75%, 11/15/2015	3,060,000	3,502,507
Series A, Prerefunded, 5.75%, 11/15/2016 (b)	4,250,000	4,864,592
New York, Core City General Obligation, 5.875%, 2/15/2019	580,000	607,724
New York, Electric Revenue, ETM, Zero Coupon, 6/1/2009 (b)	2,050,000	1,793,648
New York, Higher Education Revenue, 5.75%, 7/1/2013	10,000,000	11,295,700
New York, Higher Education Revenue, Dormitory Authority:
Series B, 5.25%, 5/15/2019 (b)	11,860,000	13,274,423
Series F, Prerefunded, 5.375%, 7/1/2007	465,000	500,754
Series F, 5.375%, 7/1/2007	1,535,000	1,641,437
New York, Higher Education Revenue, Dormitory Authority, City University:
Series A, 5.625%, 7/1/2016 (b)	5,075,000	5,815,747
Series B, 6.0%, 7/1/2014 (b)	7,000,000	8,245,860
New York, Sales & Special Tax Revenue, Thruway Authority, Series A, 5.5%, 3/15/2018	5,000,000	5,539,300
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,693,320
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,189,920
New York, Senior Care Revenue, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013 (b)	6,775,000	7,679,191
New York, Series J, Prerefunded, 5.875%, 2/15/2019	2,820,000	2,985,929
New York, State Agency General Obligation Lease, Dormitory Authority, City University:
Prerefunded, 5.25%, 5/15/2017 (b)	3,500,000	3,916,920
Series D, ETM, 7.0%, 7/1/2009 (b)	2,985,000	3,285,649
Series C, 7.5%, 7/1/2010 (b)	5,750,000	6,596,400
New York, State Agency General Obligation Lease, Metropolitan Transportation Authority, Series A, ETM, 6.0%, 4/1/2020 (b)	5,000,000	5,979,500
New York, State Agency General Obligation Lease, Urban Development Authority, Correctional Facilities, Series A, 6.5%, 1/1/2011 (b)	4,500,000	5,283,900
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,150,476
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,263,362
New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (b)	10,000,000	10,619,400
Series A-1, 5.5%, 6/1/2019	6,850,000	7,540,343
Series R-232, 144A, 9.32%, 6/1/2022 (b)	6,300,000	7,080,381
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series C, Prerefunded, 5.125%, 7/1/2013 (b)	3,470,000	3,873,353
Series C, Prerefunded, 5.125%, 7/1/2013 (b)	1,530,000	1,702,553
5.5%, 11/15/2018 (b)	5,000,000	5,559,700
New York, Transportation/Tolls Revenue, Securities Trust Certificates, Inverse Floater, 144A, 9.131%**, 11/15/2017 (b)	7,500,000	9,216,300
New York, Transportation/Tolls Revenue, Thruway Authority Service Contract, Local Highway and Bridge Building, Prerefunded, 5.625%, 4/1/2012 (b)	5,470,000	6,151,070
New York, Transportation/Tolls Revenue, Transportation Authority:
Series E, 5.5%, 11/15/2020 (b)	3,750,000	4,156,500
Series E, 5.5%, 11/15/2021 (b)	6,000,000	6,617,220
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, ETM, 5.5%, 1/1/2017	5,050,000	5,747,304
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,646,549
New York and New Jersey, Port Authority Revenue:
AMT, 6.0%, 7/1/2013	6,555,000	6,941,286
AMT, 6.0%, 7/1/2015	2,500,000	2,641,300
Inverse Floater, AMT, Series II, 10.26%**, 10/15/2007 (b)	6,160,000	7,230,177
New York and New Jersey, Port Authority Revenue, Special Obligation, AMT, Series 4, 7.0%, 10/1/2007	1,100,000	1,136,619
New York, NY, Series E, ETM, 7.0%, 12/1/2007 (b)	1,385,000	1,385,194
New York, NY, Core City General Obligation:
Series G, Zero Coupon, 8/1/2009 (b)	4,995,000	4,322,873
Series F, 5.25%, 8/1/2016	5,000,000	5,325,350
Series C, 5.375%, 11/15/2017 (b)	5,000,000	5,421,750
Series A, 5.75%, 8/1/2016	6,350,000	7,013,321
Series E, 6.5%, 2/15/2005	3,995,000	4,030,915
Series A, 6.5%, 5/15/2012	7,000,000	8,015,980
Series G, 6.75%, 2/1/2009	2,000,000	2,286,800
New York, NY, State General Obligation, Series A, 5.25%, 3/15/2015	2,500,000	2,726,900
New York, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 1.65%*, 5/1/2028	400,000	400,000
New York, NY, Water & Sewer Revenue, Municipal Water Financial Authority, Series A, 5.375%, 6/15/2019	25,000,000	27,127,000
Suffolk County, NY, Water & Sewer Revenue, Industrial Development Agency, 6.0%, 2/1/2007 (b)	8,000,000	8,611,680
		281,709,047
North Carolina 1.3%
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,604,616
Charlotte, NC, Water & Sewer Revenue:
5.5%, 6/1/2014	3,105,000	3,493,932
5.5%, 6/1/2017	3,255,000	3,575,943
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (b)	4,000,000	4,278,200
North Carolina, Electric Revenue, Catawba Municipal Power Agency, 6.0%, 1/1/2011 (b)	8,235,000	9,434,592
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (b)	8,775,000	10,347,480
Series B, 6.0%, 1/1/2022 (b)	18,775,000	22,243,306
		57,978,069
Ohio 2.7%
Akron, OH, Higher Education Revenue, Prerefunded, 5.75%, 1/1/2013 (b)	2,365,000	2,685,741
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (b)	1,000,000	1,156,860
Akron, OH, Water & Sewer Revenue, 5.9%, 12/1/2011 (b)	385,000	414,314
Avon, OH, School District General Obligation, 6.5%, 12/1/2015 (b)	940,000	1,154,592
Batavia, OH, Local School District, Prerefunded, 7.0%, 12/1/2014 (b)	500,000	534,265
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015 (b)	1,500,000	1,844,700
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012 (b)	420,000	308,977
Cincinnati, OH, Higher Education Revenue, General Receipts:
Series T, 5.5%, 6/1/2012	1,280,000	1,443,597
Series A, 5.75%, 6/1/2015 (b)	2,000,000	2,269,040
Series A, 5.75%, 6/1/2016 (b)	1,500,000	1,701,960
Cincinnati, OH, Water & Sewer Revenue:
5.5%, 12/1/2014	1,500,000	1,671,285
5.5%, 12/1/2017	1,000,000	1,107,450
Cleveland, OH, Core City Revenue Lease, Parking Facility Revenue, 6.0%, 9/15/2009 (b)	1,385,000	1,572,404
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011 (b)	1,050,000	1,219,859
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,005,240
Cleveland, OH, Water & Sewer Revenue, Series J, 5.375%, 1/1/2016 (b)	2,000,000	2,197,920
Cleveland-Cuyahoga County, OH, Port Authority Revenue, AMT, ETM, 6.0%, 3/1/2007	1,830,000	1,928,289
Crawford County, OH, Prerefunded, 6.75%, 12/1/2019 (b)	700,000	714,091
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	578,135
Cuyahoga County, OH, County General Obligation Lease, 5.0%, 12/1/2020	1,000,000	1,056,500
Cuyahoga County, OH, Multi-Family Housing Revenue, AMT, 6.5%, 10/20/2020	1,000,000	1,032,440
Dublin, OH, School District General Obligation, Zero Coupon, 12/1/2011 (b)	1,095,000	843,577
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	90,000	97,951
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017 (b)	320,000	387,533
Franklin County, OH, Hospital & Healthcare Revenue, Presbyterian Services:
5.25%, 7/1/2008	500,000	517,545
5.5%, 7/1/2017	1,000,000	1,002,090
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	500,000	595,810
Green Springs, OH, Senior Care Revenue, Hospital and Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014	4,635,000	4,340,029
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	4,405,000	3,833,407
Hamilton County, OH, Sales & Special Tax Revenue:
Series B, 5.75%, 12/1/2014 (b)	2,000,000	2,259,060
Series B, 5.75%, 12/1/2015 (b)	4,240,000	4,778,141
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012 (b)	1,655,000	1,210,186
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (b)	1,005,000	734,886
Lakeview, OH, Local School District, Prerefunded, 6.9%, 12/1/2014 (b)	700,000	714,098
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014 (b)	570,000	376,730
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012 (b)	255,000	186,374
Lorain County, OH, Hospital Revenue, Series A, Prerefunded, 5.9%, 12/15/2008	1,000,000	1,023,820
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	790,000	822,635
Lucas County, OH, Flower Hospital, Prerefunded, 6.125%, 12/1/2013	1,271,000	1,283,837
Lucas County, OH, Hospital & Healthcare Revenue, Presbyterian:
Series A, 6.625%, 7/1/2014	2,000,000	2,096,840
Series A, 6.75%, 7/1/2020	2,000,000	2,085,520
Miami County, OH, Hospital & Healthcare Revenue, Upper Valley Medical Center, Series C, 6.25%, 5/15/2013	1,000,000	1,048,630
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023	360,000	367,956
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011 (b)	2,000,000	2,293,360
Ohio, Higher Education Revenue, Series A, 6.5%, 7/1/2008	2,325,000	2,622,019
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,175,770
Series B, 6.5%, 10/1/2020	2,250,000	2,769,480
Ohio, Higher Education Revenue, General Receipts:
Series A, 6.0%, 12/1/2016	1,000,000	1,133,300
Series A, 6.0%, 12/1/2017	1,060,000	1,201,298
Ohio, Higher Education Revenue, University of Findlay Project, 6.125%, 9/1/2016	400,000	404,384
Ohio, Higher Education Revenue, University of Ohio, General Receipts, 5.75%, 6/1/2016 (b)	1,250,000	1,406,275
Ohio, Higher Education Revenue, Xavier University, 6.0%, 5/15/2011 (b)	240,000	263,484
Ohio, Mortgage Revenue, Single Family Housing Finance Agency:
Prerefunded, Zero Coupon, 1/15/2015 (b)	4,360,000	2,545,543
Prerefunded, Zero Coupon, 1/15/2015 (b)	3,515,000	2,106,012
Ohio, School District General Obligation, 6.0%, 12/1/2019 (b)	475,000	573,301
Ohio, State Agency Revenue Lease, Administrative Building Funds Project:
Series A, 5.5%, 10/1/2015 (b)	4,370,000	4,866,170
Series A, 5.5%, 10/1/2016 (b)	3,790,000	4,210,614
Series A, 5.5%, 10/1/2018 (b)	3,695,000	4,089,072
Ohio, State Agency Revenue Lease, Building Authority, Juvenile Correctional Facility, Series A, 5.5%, 4/1/2016	3,665,000	4,049,642
Ohio, State General Obligation, 6.0%, 8/1/2010	1,000,000	1,146,140
Ohio, State General Obligation Lease, Higher Education Revenue, Series B, Prerefunded, 5.625%, 5/1/2015	1,000,000	1,125,470
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (b)	6,925,000	7,923,723
Ohio, Water & Sewer Revenue, Bay Shore Project, AMT, Series A, 5.875%, 9/1/2020	4,050,000	4,011,444
Olentangy, OH, School District General Obligation, Series A, Prerefunded, 5.85%, 12/1/2007	400,000	408,044
Olmsted Falls, OH, City School District, Prerefunded, 6.85%, 12/15/2011 (b)	250,000	255,505
Sandusky County, OH, County General Obligation, Prerefunded, 6.2%, 12/1/2013 (b)	500,000	510,060
South Euclid Lyndhurst, OH, School District General Obligation, 6.4%, 12/1/2018 (b)	535,000	586,413
Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011 (b)	500,000	565,635
Summit County, OH, Prerefunded, 6.4%, 12/1/2014 (b)	1,000,000	1,020,120
Toledo, OH, Other General Obligation, Macys Project, AMT, Series A, 6.35%, 12/1/2025 (b)	1,000,000	1,115,490
Toledo, OH, Water & Sewer Revenue, 4.75%, 11/15/2017 (b)	1,000,000	1,042,990
Trumbull County, OH, County General Obligation, Prerefunded, 6.2%, 12/1/2014 (b)	500,000	510,060
Tuscarawas Valley, OH, School District General Obligation, Prerefunded, 6.6%, 12/1/2015 (b)	365,000	388,572
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011 (b)	155,000	185,371
6.6%, 12/1/2016 (b)	200,000	247,908
Willoughby, OH, Senior Care Revenue, Industrial Development Revenue, Series A, 6.875%, 7/1/2016	2,825,000	2,869,550
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013 (b)	930,000	644,788
		118,471,321
Oklahoma 1.0%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority:
5.75%, 8/15/2006	1,275,000	1,317,649
6.0%, 8/15/2014	2,695,000	2,747,148
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (b)	23,125,000	27,783,300
Tulsa, OK, Hospital & Healthcare Revenue, Industrial Development Authority:
Zero Coupon, 12/1/2004 (b)	5,430,000	5,429,674
Zero Coupon, 12/1/2006 (b)	6,430,000	6,131,584
		43,409,355
Oregon 0.4%
Chemeketa, OR, School District General Obligation, ETM, 5.5%, 6/1/2015 (b)	2,600,000	2,983,474
Oregon, State General Obligation Lease, Administrative Services, Series B, 5.375%, 5/1/2015 (b)	7,550,000	8,308,020
Oregon, Transportation/Tolls Revenue:
5.75%, 11/15/2015	1,435,000	1,637,478
5.75%, 11/15/2016	3,140,000	3,583,054
		16,512,026
Pennsylvania 3.5%
Allegheny County, PA, Airport Revenue, AMT:
Inverse Floater, Rites-PA 567A, 144A, 9.518%**, 1/1/2010 (b)	3,000,000	3,531,930
Inverse Floater, Rites-PA 567B, 144A, 9.518%**, 1/1/2011 (b)	1,500,000	1,792,035
Inverse Floater, Rites-PA 567D, 144A, 9.518%**, 1/1/2014 (b)	5,250,000	6,347,303
Inverse Floater, Rites-PA 567C, 144A, 9.527%**, 1/1/2013 (b)	3,160,000	3,818,670
Allegheny County, PA, Airport Revenue, Pittsburgh International, AMT, Series A, 5.75%, 1/1/2013 (b)	3,080,000	3,400,997
Allegheny County, PA, Port Authority Revenue:
5.5%, 3/1/2015 (b)	2,000,000	2,220,540
5.5%, 3/1/2016 (b)	1,000,000	1,108,200
5.5%, 3/1/2017 (b)	1,000,000	1,105,430
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital and Medical Center Project, 5.7%, 10/1/2014 (b)	1,000,000	1,140,290
Bucks County, PA, Water and Sewer Authority Revenue, ETM, 6.375%, 12/1/2008	240,000	253,601
Delaware County, PA, Senior Care Revenue, Hospital and Healthcare Revenue, Series A, 6.6%, 7/1/2006	1,000,000	1,022,080
Delaware Valley, PA, Core City General Obligation, Regional Financial Authority, Inverse Floater, Rites-PA 1028, 144A, 9.57%**, 1/1/2014	12,500,000	16,403,125
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,071,060
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017 (b)	3,700,000	2,089,390
Indiana County, PA, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (b)	1,000,000	1,117,990
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	1,000,000	1,084,780
McKean County, PA, Hospital & Healthcare Revenue, Bradford Hospital Project, 5.95%, 10/1/2008	2,305,000	2,354,880
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (b)	845,000	959,109
Pennsylvania, Core City General Obligation, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	31,716,440
Pennsylvania, Higher Education Revenue, Ursinus College, Prerefunded:
5.85%, 1/1/2017	1,475,000	1,608,222
5.9%, 1/1/2027	3,400,000	3,710,386
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	7,810,861
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority:
Series A, ETM, 6.0%, 9/1/2019 (b)	2,200,000	2,638,482
Series A, 6.7%, 9/1/2014	3,750,000	3,836,813
Series A, 6.75%, 9/1/2019	8,775,000	8,976,649
Pennsylvania, Sales & Special Tax Revenue, Intergovernmental Cooperative Authority:
Inverse Floater, 144A, 9.1%**, 6/15/2014 (b)	2,500,000	2,943,000
Inverse Floater, 144A, 9.1%**, 6/15/2015 (b)	2,250,000	2,603,430
Inverse Floater, 144A, 9.12%**, 6/15/2013	2,225,000	2,619,270
Pennsylvania, State Agency Revenue Lease, Industrial Development Authority, Economic Development, 5.8%, 7/1/2008 (b)	4,875,000	5,391,799
Pennsylvania, State General Obligation:
6.25%, 7/1/2010	1,000,000	1,157,340
Inverse Floater, 18.62%**, 5/1/2019	5,000,000	7,684,200
Pennsylvania, Transportation/Tolls Revenue, 5.25%, 7/1/2019	2,000,000	2,133,660
Pennsylvania, Transportation/Tolls Revenue, Community Turnpike, Series S, 5.625%, 6/1/2014	3,750,000	4,237,237
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (b)	1,750,000	1,959,563
Philadelphia, PA, Industrial Development Authority Revenue, Doubletree Commercial Development, Series A, 6.5%, 10/1/2027	1,000,000	1,015,340
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (b)	1,000,000	1,157,900
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014 (b)	1,500,000	1,666,815
Pittsburgh, PA, Water and Sewer System, ETM, 7.25%, 9/1/2014 (b)	150,000	179,556
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (b)	7,300,000	8,183,008
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (b)	6,230,000	3,460,703
		157,512,084
Puerto Rico 0.9%
Puerto Rico, Electric Revenue:
5.375%, 7/1/2018 (b)	8,710,000	9,882,105
Series S, 6.125%, 7/1/2009 (b)	2,000,000	2,281,040
Puerto Rico, Sales & Special Tax Revenue:
Inverse Floater, Rites-PA 944RA, 144A, 9.126%**, 7/1/2015 (b)	3,720,000	4,876,957
Inverse Floater, Rites-PA 994RC, 144A, 9.127%**, 7/1/2007 (b)	3,000,000	3,905,370
Inverse Floater, Rites-PA 993R, 9.129%**, 7/1/2019	11,325,000	14,847,188
Inverse Floater, Rites-PA 620A, 144A, 10.106%**, 7/1/2013 (b)	2,500,000	3,405,700
Puerto Rico, State General Obligation, Public Building Authority, Series A, ETM, 6.25%, 7/1/2013 (b)	1,000,000	1,203,620
		40,401,980
Rhode Island 1.0%
Rhode Island, Economic Protection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2011 (b)	1,025,000	1,178,094
Series B, ETM, 5.8%, 8/1/2012 (b)	2,500,000	2,893,350
Series B, ETM, 5.8%, 8/1/2013 (b)	7,340,000	8,552,641
Rhode Island, Project Revenue, Convention Center Authority:
Series B, 5.0%, 5/15/2010 (b)	5,000,000	5,465,200
Series B, 5.25%, 5/15/2015 (b)	22,000,000	24,414,500
Rhode Island, Water & Sewer Revenue, Clean Water Protection Agency, Revolving Fund, Series A, 5.4%, 10/1/2015 (b)	2,000,000	2,247,340
		44,751,125
South Carolina 1.0%
Lexington County, SC, Hospital & Healthcare Revenue, 5.5%, 11/1/2032	4,515,000	4,674,650
Piedmont, SC, Electric Revenue, Municipal Power Agency:
ETM, 5.5%, 1/1/2012 (b)	2,190,000	2,479,584
5.5%, 1/1/2012 (b)	2,810,000	3,140,287
Series A, ETM, 6.5%, 1/1/2016 (b)	430,000	528,741
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance:
Series C, 7.0%, 8/1/2030	7,740,000	8,613,072
Series A, Prerefunded, 7.375%, 12/15/2021	4,500,000	5,535,900
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Prerefunded, ETM, 6.75%, 1/1/2019 (b)	1,460,000	1,869,924
6.75%, 1/1/2019 (b)	2,065,000	2,589,035
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	7,550,000	7,417,649
South Carolina, Transportation/Tolls Revenue, Transportation Infrastructure, Series A, 5.5%, 10/1/2018 (b)	5,300,000	5,876,693
		42,725,535
Tennessee 1.5%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing Program, 1.68%*, 7/1/2031, Bank of America NA (c)	300,000	300,000
Knox County, TN, Hospital & Healthcare Revenue, Inverse Floater, Rites-PA 750, 9.587%**, 1/1/2012 (b)	8,940,000	11,312,944
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (b)	15,405,000	17,352,654
5.75%, 1/1/2014 (b)	2,000,000	2,274,160
6.25%, 1/1/2013 (b)	4,000,000	4,676,600
7.25%, 1/1/2009 (b)	3,750,000	4,359,263
Memphis, TN, Electric System Revenue, Sub-Series A, 5.0%, 12/1/2018 (b)	22,700,000	24,093,326
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014	4,965,000	3,297,008
		67,665,955
Texas 8.9%
Abilene, TX, Senior Care Revenue, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	3,272,587
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 6.75%, 4/1/2027	21,775,000	10,490,760
Austin, TX, School District General Obligation, Independent School District, 5.0%, 8/1/2015 (b)	2,000,000	2,178,560
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (b)	13,520,000	9,826,471
Boerne, TX, School District General Obligation Lease, Independent School District:
Zero Coupon, 2/1/2014 (b)	2,785,000	1,877,452
Zero Coupon, 2/1/2016 (b)	3,285,000	1,970,179
Brownsville, TX, Electric Revenue, Utility Systems, 6.25%, 9/1/2010 (b)	4,085,000	4,717,971
Cedar Hill, TX, School District General Obligation:
Zero Coupon, 8/15/2009 (b)	1,500,000	1,255,260
Zero Coupon, 8/15/2010 (b)	3,130,000	2,465,939
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2012 (b)	5,750,000	4,321,987
Series A, Zero Coupon, 2/15/2013 (b)	8,840,000	6,304,865
Series A, Zero Coupon, 2/15/2014 (b)	6,000,000	4,047,900
Dallas Fort-Worth, TX, Airport Revenue, AMT, 5.75%, 11/1/2013 (b)	4,285,000	4,743,495
Dallas, TX, Airport Revenue, International Airport, Inverse Floater, Series 350, AMT, 9.025%**, 5/1/2011 (b)	17,875,000	20,432,555
Dallas, TX, Core City General Obligation, Inverse Floater:
Series PA-1136, 144A, 8.54%**, 2/15/2018	3,915,000	4,500,057
Series PA-1136, 144A, 8.54%**, 2/15/2020 (b)	5,125,000	5,832,045
Series PA-1136, 144A, 9.05%**, 2/15/2019 (b)	4,110,000	4,700,566
Dallas, TX, Independent School District, Series A, 5.0%, 8/15/2027	31,475,000	32,108,592
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (b)	1,650,000	495,116
Galveston County, TX, County General Obligation, 5.5%, 2/1/2014 (b)	1,675,000	1,883,873
Galveston County, TX, County General Obligation, Justice Center and Public Safety Building, 5.5%, 2/1/2014 (b)	2,235,000	2,513,704
Grapevine-Colleyville, TX, School District General Obligation, Zero Coupon, 8/15/2010	2,160,000	1,755,562
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017 (b)	3,910,000	2,148,388
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project:
6.25%, 5/15/2009 (b)	2,965,000	3,354,364
6.25%, 5/15/2010 (b)	3,000,000	3,431,130
Hidalgo County, TX, Hospital & Healthcare Revenue, Health Services Mission Hospital, 6.875%, 8/15/2026	2,880,000	2,912,256
Houston, TX, Airport Revenue:
AMT, Series A, 5.875%, 7/1/2013 (b)	6,000,000	6,597,360
AMT, Series A, 5.875%, 7/1/2015 (b)	9,505,000	10,403,793
AMT, Series A, 6.0%, 7/1/2014 (b)	5,030,000	5,529,428
Houston, TX, Airport Revenue, Continental Airlines Project, AMT, Series C, 5.7%, 7/15/2029	2,000,000	1,381,980
Houston, TX, School District General Obligation, Series A, Zero Coupon, 2/15/2015	26,000,000	15,795,520
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	3,100,000	2,515,340
Houston, TX, Utility Systems Revenue:
Series A, 5.25%, 5/15/2020 (b)	8,000,000	8,633,760
Series A, 5.25%, 5/15/2021 (b)	10,000,000	10,743,800
Series A, 5.25%, 5/15/2022 (b)	30,000,000	32,086,800
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2009 (b)	14,750,000	12,466,847
Series C, Zero Coupon, 12/1/2010 (b)	5,000,000	4,024,150
Series C, Zero Coupon, 12/1/2012 (b)	4,350,000	3,155,969
Series A, 5.5%, 12/1/2016 (b)	10,000,000	11,109,300
Prerefunded, 5.75%, 12/1/2015 (b)	5,000,000	5,781,200
Series B, Prerefunded, 5.75%, 12/1/2016 (b)	4,500,000	5,203,080
Laredo, TX, School District General Obligation, Independent School District, Prerefunded, 6.0%, 8/1/2011	2,465,000	2,794,620
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital:
Series B, ETM, 5.6%, 12/1/2007 (b)	2,415,000	2,637,977
Series B, ETM, 5.625%, 12/1/2008 (b)	4,400,000	4,894,912
Series B, ETM, 5.625%, 12/1/2009 (b)	4,640,000	5,219,118
Montgomery County, TX, Prerefunded, ETM, Zero Coupon, 9/1/2005 (b)	685,000	674,143
Montgomery County, TX, County General Obligation Lease, Zero Coupon, 9/1/2005 (b)	2,790,000	2,744,885
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010 (b)	2,180,000	2,467,477
Northside, TX, School District General Obligation, 5.5%, 2/15/2014	2,685,000	2,981,854
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp.:
6.0%, 5/15/2011 (b)	4,615,000	4,712,515
6.0%, 5/15/2021 (b)	6,235,000	6,391,872
Texas, Electric Revenue:
ETM, Zero Coupon, 9/1/2017 (b)	110,000	61,283
Zero Coupon, 9/1/2017 (b)	5,890,000	3,253,754
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016 (b)	18,335,000	10,743,577
Texas, Multi Family Housing Revenue, Department Housing & Community Affairs, Series A, Prerefunded, 6.4%, 1/1/2027	3,350,000	3,687,278
Texas, Municipal Power Agency:
ETM, Zero Coupon, 9/1/2016 (b)	340,000	200,603
ETM, 6.1%, 9/1/2009 (b)	4,435,000	5,055,324
Texas, Other General Obligation, 7.0%, 9/15/2012	6,932,504	7,102,974
Texas, School District General Obligation, Community College District:
5.5%, 8/15/2014 (b)	3,145,000	3,522,589
5.5%, 8/15/2015 (b)	3,435,000	3,824,735
5.5%, 8/15/2017 (b)	4,060,000	4,496,612
Texas, State Agency General Obligation Lease, Public Finance Authority, Series B, 6.25%, 2/1/2008 (b)	5,190,000	5,763,858
Texas, Water & Sewer Revenue, Trinity River Authority:
5.5%, 2/1/2019 (b)	1,000,000	1,098,700
5.5%, 2/1/2022 (b)	4,725,000	5,150,203
Texas, Water & Sewer Revenue, Water Development Board Revenue:
1.68%*, 7/15/2022	1,080,000	1,080,000
Series A, 5.625%, 7/15/2015	1,000,000	1,106,260
Travis County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp.:
Series A, 5.75%, 11/15/2011 (b)	3,440,000	3,815,614
Series A, Prerefunded, 6.25%, 11/15/2016 (b)	13,770,000	15,925,831
Travis County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Ascension Health, Series A, Prerefunded, 6.25%, 11/15/2015 (b)	2,780,000	3,215,237
Waxahachie, TX, School District General Obligation, Independent School District:
Zero Coupon, 8/15/2012	4,120,000	3,028,035
Zero Coupon, 8/15/2013	2,060,000	1,433,781
		398,055,582
Utah 0.3%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (b)	1,500,000	2,069,715
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	28,116
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	1,500,000	1,724,040
Utah, Electric Revenue, Associated Municipal Power System:
Zero Coupon, 7/1/2006 (b)	5,895,000	5,672,523
Zero Coupon, 7/1/2007 (b)	3,750,000	3,496,950
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012 (b)	540,000	541,350
		13,532,694
Vermont 0.2%
Burlington, VT, Electric Revenue:
5.375%, 7/1/2013 (b)	4,800,000	5,339,184
5.375%, 7/1/2014 (b)	5,055,000	5,633,444
		10,972,628
Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	900,000	1,035,531
Virginia 0.8%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,101,720
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Finance Authority, Series A, 7.5%, 10/1/2029	7,100,000	7,548,649
Richmond, VA, Core City General Obligation, Public Improvement, 5.375%, 7/15/2015 (b)	2,285,000	2,512,449
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, 6.125%, 7/1/2017 (b)	5,500,000	6,511,780
Virginia, Resource Recovery Revenue, Public Service Authority Refunding, Series A, 5.25%, 7/1/2010 (b)	7,380,000	8,173,940
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (b)	3,000,000	3,274,170
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (b)	5,700,000	6,376,077
		36,498,785
Washington 3.1%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014 (b)	12,685,000	8,364,870
Clark County, WA, Electric Revenue, Public Utilities District No. 001 Generating Systems, ETM, 6.0%, 1/1/2008 (b)	2,200,000	2,417,976
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017 (b)	6,725,000	3,671,110
Clark County, WA, School District General Obligation, No. 98 Hockinson, 6.125%, 12/1/2011 (b)	3,190,000	3,654,688
King and Snohomish Counties, WA, School District General Obligation, No. 417 Northshore, 5.6%, 12/1/2010 (b)	1,650,000	1,863,081
King County, WA, County General Obligation, Series B, Prerefunded, 6.625%, 12/1/2015	8,835,000	10,081,618
King County, WA, County General Obligation, Prerefunded, 6.625%, 12/1/2015	1,010,000	1,152,511
Port Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2014 (b)	4,000,000	4,537,440
Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2012 (b)	1,765,000	1,990,655
Skagit County, WA, School District General Obligation, District No. 100 Burlington Edison, 5.625%, 12/1/2015 (b)	4,925,000	5,495,610
Snohomish County, WA, School District General Obligation, 5.75%, 12/1/2011 (b)	3,485,000	3,994,577
Snohomish County, WA, School District General Obligation, School District No. 006 Mukilteo, 6.5%, 12/1/2007 (b)	3,325,000	3,701,423
Spokane County, WA, School District General Obligation, Series B, Zero Coupon, 12/1/2014 (b)	2,500,000	1,624,250
Washington, Electric Revenue, Series A, 5.5%, 7/1/2017 (b)	11,200,000	12,280,800
Washington, Electric Revenue, Public Power Supply System, Nuclear Project #2, 5.7%, 7/1/2008 (b)	1,270,000	1,399,591
Washington, Electric Revenue, Public Power Supply System, Series A, 6.0%, 7/1/2007 (b)	7,000,000	7,614,250
Washington, Electric Revenue, Public Power Supply System, Nuclear Project # 2:
ETM, 5.7%, 7/1/2008	3,730,000	4,125,417
7.25%, 7/1/2006	415,000	446,250
Washington, Electric Revenue, Public Power Supply Systems:
Series A, Zero Coupon, 7/1/2005 (b)	4,125,000	4,073,396
Series A, Zero Coupon, 7/1/2006 (b)	1,380,000	1,327,712
Series B, Zero Coupon, 7/1/2006 (b)	5,555,000	5,344,521
Zero Coupon, 7/1/2007 (b)	4,375,000	4,077,675
Series A, Zero Coupon, 7/1/2010 (b)	5,860,000	4,777,424
Series A, Zero Coupon, 7/1/2011 (b)	4,200,000	3,273,522
Series B, 7.25%, 7/1/2009 (b)	10,300,000	11,649,815
Washington, Hospital & Healthcare Revenue, HealthCare Facilities Authority:
5.75%, 11/1/2007 (b)	7,350,000	7,990,846
5.8%, 11/1/2008 (b)	4,865,000	5,390,323
5.8%, 11/1/2009 (b)	4,595,000	5,144,240
5.8%, 11/1/2010 (b)	2,100,000	2,371,236
Washington, State General Obligation, Series 5, Zero Coupon, 1/1/2017 (b)	4,535,000	2,586,628
		136,423,455
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	590,000	645,602
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,872,696
		3,518,298
Wisconsin 1.8%
Milwaukee County, WI, Series A, ETM, Zero Coupon, 12/1/2011 (b)	220,000	168,441
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
5.75%, 11/15/2007 (b)	1,500,000	1,633,455
6.0%, 11/15/2008 (b)	4,085,000	4,560,943
6.1%, 8/15/2008 (b)	4,580,000	5,106,242
6.1%, 8/15/2009 (b)	2,000,000	2,260,960
Series B, ETM, 6.25%, 1/1/2022 (b)	5,130,000	5,996,918
Series C, 6.25%, 1/1/2022 (b)	8,965,000	10,626,394
Series AA, 6.4%, 6/1/2008 (b)	2,335,000	2,614,429
Series AA, 6.45%, 6/1/2009 (b)	2,485,000	2,836,851
Series AA, 6.45%, 6/1/2010 (b)	2,650,000	3,062,314
Series AA, 6.5%, 6/1/2011 (b)	2,820,000	3,328,531
Series AA, 6.5%, 6/1/2012 (b)	3,000,000	3,545,940
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029	17,800,000	17,958,954
6.875%, 4/15/2030	14,000,000	15,365,560
		79,065,932
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,042,950,846) (a)	99.4	4,430,724,899
Other Assets and Liabilities, Net	0.6	26,607,581
Net Assets	100.0	4,457,332,480

* Variable rate demand notes are securities whose interest rates are periodically reset at market levels. These securities are often payable on demand and are shown at their current rate as of November 30, 2004.

** Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in a fixed rate municipal security. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities. These securities, amounting to $368,095,669, aggregating 8.3% of net assets, are shown at their current rate as of November 30, 2004.

(a) The cost for federal income tax purposes was $4,038,461,509. At November 30, 2004, net unrealized appreciation for all securities based on tax cost was $392,263,390. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $409,056,657 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,793,267.

(b) Bond is insured by one of these companies:

Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	12.9
BIGI	Bond Investors Guaranty Insurance	0.2
FGIC	Financial Guaranty Insurance Company	9.8
FSA	Financial Security Assurance	8.7
MBIA	Municipal Bond Investors Assurance	30.0
PSF	Permanent School Fund	0.5
XLCA	XL Capital Assurance	0.2

(c) Security incorporates a letter of credit from a major bank.

(d) When issued or forward delivery security (see Notes to Financial Statements)

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

At November 30, 2004, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Net Unrealized Appreciation (Depreciation) ($)
10 Year Interest Rate Swap	3/14/2005	408	45,043,302	44,395,500	647,802

At November 30, 2004, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation/ (Depreciation) ($)
6/8/2004 6/8/2014	102,000,000	Fixed — 5.040%	Floating — BMA	815,000
10/14/2004 10/14/2014	89,000,000+	Fixed — 3.586%	Floating — BMA	1,201,500
11/4/2004 11/4/2014	31,000,000++	Fixed — 4.651%	Floating — LIBOR	533,200
11/24/2004 11/24/2014	61,000,000+	Fixed — 4.687%	Floating — LIBOR	976,000
11/18/2004 11/18/2015	85,000,000+	Fixed — 5.135%	Floating — LIBOR	(2,227,000)
1/25/2004 1/25/2015	86,500,000+++	Fixed — 5.084%	Floating — LIBOR	(1,790,550)
1/27/2004 1/27/2015	86,000,000++++	Fixed — 5.175%	Floating — LIBOR	(2,356,400)
4/12/2004 4/12/2015	86,000,000+++	Fixed — 3.668%	Floating — BMA	980,400
12/7/2004 12/7/2016	36,000,000+++	Fixed — 5.654%	Floating — LIBOR	(2,368,800)
12/8/2004 12/8/2016	18,000,000+++	Fixed — 5.682%	Floating — LIBOR	(1,229,400)
12/9/2004 12/9/2016	36,000,000+++	Fixed — 5.686%	Floating — LIBOR	(2,466,000)
12/14/2004 12/14/2016	69,500,000+++	Fixed — 5.688%	Floating — LIBOR	(4,739,900)
12/16/2004 12/16/2016	36,000,000++	Fixed — 5.658%	Floating — LIBOR	(2,347,200)
12/16/2004 12/16/2017	36,000,000+++	Fixed — 5.737%	Floating — LIBOR	(2,610,000)
1/27/2004 1/27/2017	26,000,000++	Fixed — 5.322%	Floating — LIBOR	(798,200)
2/22/2004 2/22/2017	57,000,000++	Fixed — 5.135%	Floating — LIBOR	(649,800)
2/25/2004 2/25/2017	51,500,000+++	Fixed — 5.143%	Floating — LIBOR	(607,700)
Total net unrealized depreciation on open interest rate swaps				(19,684,850)

Counterparties:

+ JPMorgan Chase Bank

++ Lehman Brothers, Inc.

+++ Goldman, Sachs & Co.

++++ Citibank NA

LIBOR: Represents the London InterBank Offered Rate

BMA: Represents the Bond Market Association

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of November 30, 2004 (Unaudited)
Assets
Investments in securities, at value (cost $4,042,950,846)	$ 4,430,724,899
Receivable for investments sold	383,720
Interest receivable	70,800,209
Receivable for Fund shares sold	619,955
Receivable for daily variation margin on open futures contracts	114,750
Other assets	67,784
Total assets	4,502,711,317
Liabilities
Due to custodian bank	4,761,941
Net unrealized depreciation on interest rate swaps	19,684,850
Payable for when-issued and forward delivery securities	5,159,500
Dividends payable	4,020,486
Payable for Fund shares redeemed	5,992,658
Accrued management fee	3,124,527
Other accrued expenses and payables	2,634,875
Total liabilities	45,378,837
Net assets, at value	$ 4,457,332,480
Net Assets
Net assets consist of: Undistributed net investment income	1,561,953
Net unrealized appreciation (depreciation) on: Investments	387,774,053
Interest rate swaps	(19,684,850)
Futures	647,802
Accumulated net realized gain (loss)	(31,194,794)
Paid-in capital	4,118,228,316
Net assets, at value	$ 4,457,332,480

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2004 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($2,131,699,961 ÷ 233,401,663 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.13
Maximum offering price per share (100 ÷ 95.5 of $9.13)	$ 9.56

Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($38,779,769 ÷ 4,245,523 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 9.13

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($22,317,101 ÷ 2,443,561 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 9.13
Class AARP Net Asset Value, offering and redemption price per share ($1,469,642,741 ÷ 160,722,370 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.14
Class S Net Asset Value, offering and redemption price per share ($794,684,215 ÷ 86,920,815 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.14
Institutional Class Net Asset Value, offering and redemption price per share ($208,693 ÷ 22,826 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.14

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended November 30, 2004 (Unaudited)
Investment Income
Income: Interest	$ 122,739,978
Expenses: Management fee	9,336,810
Services to shareholders	1,791,959
Custodian and accounting fees	336,714
Distribution service fees	3,056,937
Auditing	42,012
Legal	48,893
Trustees' fees and expenses	139,900
Reports to shareholders	83,030
Registration fees	56,496
Other	382,922
Total expenses, before expense reductions	15,275,673
Expense reductions	(10,888)
Total expenses, after expense reductions	15,264,785
Net investment income	107,475,193
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	13,332,007
Interest rate swaps	(12,447,122)
Futures	2,342,118
3,227,003
Net unrealized appreciation (depreciation) during the period on: Investments	90,474,642
Interest rate swaps	(33,228,500)
Futures	(12,100,051)
45,146,091
Net gain (loss) on investment transactions	48,373,094
Net increase (decrease) in net assets resulting from operations	$ 155,848,287

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2004 (Unaudited)	Year Ended May 31, 2004
Operations: Net investment income	$ 107,475,193	$ 222,880,336
Net realized gain (loss) on investment transactions	3,227,003	41,460,592
Net unrealized appreciation (depreciation) on investment transactions during the period	45,146,091	(273,049,188)
Net increase (decrease) in net assets resulting from operations	155,848,287	(8,708,260)
Distributions to shareholders from: Net investment income: Class A	(50,723,326)	(108,020,716)
Class B	(818,271)	(2,212,792)
Class C	(462,939)	(954,543)
Class AARP	(36,293,967)	(74,381,714)
Class S	(20,244,204)	(38,467,931)
Institutional Class	(1,038)	(399)
Fund share transactions: Proceeds from shares sold	98,224,932	290,687,353
Reinvestment of distributions	66,203,490	138,120,196
Cost of shares redeemed	(284,462,698)	(633,333,522)
Net increase (decrease) in net assets from Fund share transactions	(120,034,276)	(204,525,973)
Increase (decrease) in net assets	(72,729,734)	(437,272,328)
Net assets at beginning of period	4,530,062,214	4,967,334,542
Net assets at end of period (including undistributed net investment income of $1,561,953 and $2,630,505, respectively)	$ 4,457,332,480	$ 4,530,062,214

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended May 31,	2004[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.04	$ 9.50	$ 9.12	$ 9.00
Income from investment operations: Net investment income	.21	.43	.42	.42
Net realized and unrealized gain (loss) on investment transactions	.09	(.46)	.41	.12
Total from investment operations	.30	(.03)	.83	.54
Less distributions from: Net investment income	(.21)	(.43)	(.42)	(.42)
Net realized gain on investment transactions	—	—	(.03)	—
Total distributions	(.21)	(.43)	(.45)	(.42)
Net asset value, end of period	$ 9.13	$ 9.04	$ 9.50	$ 9.12
Total Return (%)[c]	3.37**	(.31)	9.41	5.94**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,132	2,183	2,454	2,416
Ratio of expenses (%)	.78*	.75	.75	.77*
Ratio of net investment income (%)	4.62*	4.61	4.66	4.74*
Portfolio turnover rate (%)	25*	24	22	33

[a] For the six months ended November 30, 2004 (Unaudited).

[b] For the period from June 11, 2001 (commencement of operations of Class A shares) to May 31, 2002.

[c] Total return does not reflect the effect of any sales charges.

* Annualized

** Not annualized

Class B
Years Ended May 31,	2004[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.04	$ 9.50	$ 9.11	$ 9.00
Income from investment operations: Net investment income	.18	.36	.35	.35
Net realized and unrealized gain (loss) on investment transactions	.09	(.46)	.42	.11
Total from investment operations	.27	(.10)	.77	.46
Less distributions from: Net investment income	(.18)	(.36)	(.35)	(.35)
Net realized gain on investment transactions	—	—	(.03)	—
Total distributions	(.18)	(.36)	(.38)	(.35)
Net asset value, end of period	$ 9.13	$ 9.04	$ 9.50	$ 9.11
Total Return (%)[c]	3.08**	(1.07)	8.52	5.15**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	39	47	66	65
Ratio of expenses (%)	1.57*	1.52	1.53	1.58*
Ratio of net investment income (%)	3.83*	3.84	3.88	3.93*
Portfolio turnover rate (%)	25*	24	22	33

[a] For the six months ended November 30, 2004 (Unaudited).

[b] For the period from June 11, 2001 (commencement of operations of Class B shares) to May 31, 2002.

[c] Total return does not reflect the effect of any sales charges.

* Annualized

** Not annualized

Class C
Years Ended May 31,	2004[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.04	$ 9.50	$ 9.11	$ 9.00
Income from investment operations: Net investment income	.18	.36	.35	.34
Net realized and unrealized gain (loss) on investment transactions	.09	(.46)	.42	.11
Total from investment operations	.27	(.10)	.77	.45
Less distributions from: Net investment income	(.18)	(.36)	(.35)	(.34)
Net realized gain on investment transactions	—	—	(.03)	—
Total distributions	(.18)	(.36)	(.38)	(.34)
Net asset value, end of period	$ 9.13	$ 9.04	$ 9.50	$ 9.11
Total Return (%)[c]	2.98**	(1.09)	8.52	5.11**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	25	24	14
Ratio of expenses (%)	1.54*	1.54	1.56	1.59*
Ratio of net investment income (%)	3.86*	3.82	3.85	3.92*
Portfolio turnover rate (%)	25*	24	22	33

[a] For the six months ended November 30, 2004 (Unaudited).

[b] For the period from June 11, 2001 (commencement of operations of Class C shares) to May 31, 2002.

[c] Total return does not reflect the effect of any sales charges.

* Annualized

** Not annualized

Class AARP
Years Ended May 31,	2004[a]	2004	2003	2002[b]	2001[c]
Selected Per Share Data
Net asset value, beginning of period	$ 9.05	$ 9.50	$ 9.12	$ 8.95	$ 8.69
Income from investment operations: Net investment income	.22	.45	.44	.45	.37
Net realized and unrealized gain (loss) on investment transactions	.09	(.45)	.41	.17	.26
Total from investment operations	.31	—	.85	.62	.63
Less distributions from: Net investment income	(.22)	(.45)	(.44)	(.45)	(.37)
Net realized gain on investment transactions	—	—	(.03)	—	—
Total distributions	(.22)	(.45)	(.47)	(.45)	(.37)
Net asset value, end of period	$ 9.14	$ 9.05	$ 9.50	$ 9.12	$ 8.95
Total Return (%)	3.50**	(.01)	9.61	6.92	7.35**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,470	1,477	1,585	1,502	1,470
Ratio of expenses (%)	.54*	.56	.56	.57	.64d*
Ratio of net investment income (%)	4.86*	4.80	4.85	4.92	4.92*
Portfolio turnover rate (%)	25*	24	22	33	11

[a] For the six months ended November 30, 2004 (Unaudited).

[b] As required, effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

[c] For the period from July 31, 2000 (commencement of operations of Class AARP shares) to May 31, 2001.

[d] The ratio of operating expenses includes a one-time reduction in connection with a fund complex reorganization. The ratio without this reduction was .65%.

* Annualized

** Not annualized

Class S
Years Ended May 31,	2004[a]	2004	2003	2002[b]	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 9.05	$ 9.50	$ 9.12	$ 8.95	$ 8.43	$ 8.98
Income from investment operations:
Net investment income	.22	.45	.44	.45	.44	.46
Net realized and unrealized gain (loss) on investment transactions	.09	(.45)	.41	.17	.52	(.51)
Total from investment operations	.31	—	.85	.62	.96	(.05)
Less distributions from:
Net investment income	(.22)	(.45)	(.44)	(.45)	(.44)	(.46)
Net realized gains on investment transactions	—	—	(.03)	—	—	(.04)
Total distributions	(.22)	(.45)	(.47)	(.45)	(.44)	(.50)
Net asset value, end of period	$ 9.14	$ 9.05	$ 9.50	$ 9.12	$ 8.95	$ 8.43
Total Return (%)	3.49**	(.01)[c]	9.49	7.04	11.55	(.62)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	795	798	837	812	814	664
Ratio of expenses before expense reductions (%)	.55*	.56	.56	.57	.65	.66[d]
Ratio of expenses after expense reductions (%)	.55*	.55	.56	.57	.65	.65[d]
Ratio of net investment income (%)	4.85*	4.81	4.85	4.92	4.96	5.27
Portfolio turnover rate (%)	25*	24	22	33	11	47

[a] For the six months ended November 30, 2004 (Unaudited).

[b] As required, effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

[c] Total return would have been lower had certain expenses not been reduced.

[d] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .65% and .64%, respectively.

* Annualized

** Not annualized

Institutional Class
Years Ended May 31,	2004[a]	2004	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.05	$ 9.50	$ 9.33
Income from investment operations: Net investment income	.22	.44	.31
Net realized and unrealized gain (loss) on investment transactions	.10	(.45)	.20
Total from investment operations	.32	(.01)	.51
Less distributions from: Net investment income	(.23)	(.44)	(.31)
Net realized gain on investment transactions	—	—	(.03)
Total distributions	(.23)	(.44)	(.34)
Net asset value, end of period	$ 9.14	$ 9.05	$ 9.50
Total Return (%)	3.53c**	(.06)[c]	5.94**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2	.01	.001
Ratio of expenses, before expense reductions (%)	.62*	.66	.54*
Ratio of expenses, after expense reductions (%)	.56*	.54	.54*
Ratio of net investment income (%)	4.84*	4.82	4.74*
Portfolio turnover rate (%)	25*	24	22

[a] For the six months ended November 30, 2004 (Unaudited).

[b] For the period from August 19, 2002 (commencement of operations of Institutional Class shares) to May 31, 2003.

[c] Total returns would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Managed Municipal Bond Fund (the "Fund") is a diversified series of Scudder Municipal Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are designed for members of AARP. Class AARP and S shares are not subject to initial or contingent deferred sales charges. After December 31, 2004, Class S shares will no longer be available to new investors except under certain circumstances. For a complete list of investors that may continue to purchase Class S shares after December 31, 2004, please refer to the Fund's Statement of Additional Information.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution services fees, administrative fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Commitment Agreements. A Municipal Market Data ("MMD") forward commitment agreement is a commitment to pay or receive at the termination date the spread between a fixed rate and a spot rate on the MMD AAA yield curve. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their agreement and from unanticipated changes in the interest rates on which the agreement is based. The Fund also bears the risk of limited liquidity prior to the termination. MMD forward commitments are valued daily and the change in value is recorded by the Fund as unrealized appreciation or depreciation on forward commitments. Upon the termination date, a cash payment is made based on the spread between the fixed rate and the spot rate and the Fund will realize a gain or loss based upon the cash payment received or paid.

Swap Agreements. The Fund may enter into interest rate swap transactions to reduce the interest rate risk inherent in the Fund's underlying investments. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation. The payment obligations would be based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by the counterparty and the change in value is recorded as unrealized appreciation or depreciation.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2004, the Fund had a net tax basis capital loss carryforward of approximately $3,865,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2009 ($1,446,000) and May 31, 2011 ($2,419,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions, if any, will be determined at the end of the fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended November 30, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $552,984,694 and $731,688,105, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.450% of the first $250,000,000 of the Fund's average daily net assets, 0.430% of the next $750,000,000 of such net assets, 0.410% of the next $1,500,000,000 of such net assets, 0.400% of the next $2,500,000,000 of such net assets, 0.380% of the next $2,500,000,000 of such net assets, 0.360% of the next $2,500,000,000 of such net assets, 0.340% of the next $2,500,000,000 of such net assets and 0.320% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended November 30, 2004, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of ..41% of the Fund's average daily net assets.

Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and/or Administrative Fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.80% of average daily net assets for Class A, B, C, AARP and S shares and 0.54% of average daily net assets for Institutional Class shares (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustee and trustee counsel fees).

Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.74% of average daily net assets for Class A, B, C, AARP and S shares and 0.54% of average daily net assets for Institutional Class shares (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustee and trustee counsel fees and organizational and offering expenses).

In addition, for the six months ended November 30, 2004, the Advisor agreed to reimburse the Fund $10,875, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the Fund's transfer, dividend-paying agent and shareholder service agent for Class A, B, C and Institutional Class shares of the Fund. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, dividend-paying agent and shareholder service agent for Class AARP and S shares of the Fund. Pursuant to a sub-transfer agency agreement among SISC and SSC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend paying agent functions to DST. SISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2004, the amounts charged to the Fund by SISC and SSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at November 30, 2004
Class A	$ 544,325	$ —	$ 392,916
Class B	19,930	—	15,851
Class C	7,288	—	5,025
Class AARP	482,175	—	331,899
Class S	142,675	—	95,412
Institutional Class	35	13	22
	$ 1,196,428	$ 13	$ 841,125

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. For the period April 1, 2004 through November 30, 2004, the amount charged to the Fund by SFAC for accounting services aggregated $253,714, of which $252,608 is unpaid at November 30, 2004.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2004
Class B	$ 158,958	$ 50,645
Class C	89,210	29,298
	$ 248,168	$ 79,943

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2004, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2004	Annualized Effective Rate
Class A	$ 2,726,046	$ 257,148.25%
Class B	52,986	3,913.25%
Class C	29,737	2,851.25%
	$ 2,808,769	$ 263,912

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid to SDI in connection with the distribution of Class A shares for the six months ended November 30, 2004 aggregated $63,729. There were no underwriting commissions paid in connection with the distribution of Class C shares during the six months ended November 30, 2004.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2004, the CDSC for Class B and C shares aggregated $52,352 and $529, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2004, SDI received $9,246.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6 billion of net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended November 30, 2004, no custodian fees were earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2004		Year Ended May 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	4,202,636	$ 38,392,175	11,328,721	$ 105,163,655
Class B	95,178	877,692	652,877	6,064,662
Class C	132,172	1,208,047	871,962	8,128,463
Class AARP	2,427,913	22,260,221	9,016,415	83,878,443
Class S	3,886,144	35,286,797	9,563,708	87,441,130
Institutional Class	21,598	200,000	1,207	11,000
		$ 98,224,932		$ 290,687,353
Shares issued to shareholders in reinvestment of distributions
Class A	3,588,354	$ 32,889,345	7,466,250	$ 69,214,164
Class B	53,975	494,658	139,824	1,296,531
Class C	34,980	320,571	66,535	616,824
Class AARP	2,359,306	21,648,171	4,769,906	44,269,503
Class S	1,182,527	10,850,469	2,447,995	22,722,786
Institutional Class	30	276	41	388
		$ 66,203,490		$ 138,120,196
Shares redeemed
Class A	(15,948,466)	$ (145,739,886)	(35,635,755)	$ (330,327,638)
Class B	(1,119,739)	(10,210,344)	(2,546,171)	(23,614,015)
Class C	(444,182)	(4,062,134)	(755,319)	(6,973,133)
Class AARP	(7,258,945)	(66,426,121)	(17,480,475)	(161,892,618)
Class S	(6,344,157)	(58,024,213)	(11,927,263)	(110,524,616)
Institutional Class	—	—	(161)	(1,502)
		$ (284,462,698)		$ (633,333,522)
Net increase (decrease)
Class A	(8,157,476)	$ (74,458,366)	(16,840,784)	$ (155,949,819)
Class B	(970,586)	(8,837,994)	(1,753,470)	(16,252,822)
Class C	(277,030)	(2,533,516)	183,178	1,772,154
Class AARP	(2,471,726)	(22,517,729)	(3,694,154)	(33,744,672)
Class S	(1,275,486)	(11,886,947)	84,440	(360,700)
Institutional Class	21,628	200,276	1,087	9,886
		$ (120,034,276)		$ (204,525,973)

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Account Management Resources

For shareholders of Classes A, B, C and Institutional

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	SMLAX	SMLBX	SMLCX	SMLIX
CUSIP Number	811170-802	811170-885	811170-877	81118T-204
Fund Number	466	666	766	544

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites — aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	AMUBX	SCMBX
Fund Number	166	066
Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. With respect to accounts that are jointly held, an opt-out request received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

For all other classes:
Scudder Investments, Attention: Correspondence — Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

September 2004

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL
33910.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Managed Municipal Bond Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Managed Municipal Bond Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 31, 2005

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 31, 2005